--------------------------------------------------------------------------------
                                             OMB APPROVAL
                                             OMB Number: 3235-0570
                                             Expires: October 31, 2006
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                                             hours per response. . . . . . .19.3
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08759
                                   ---------------------------------------------

                        Laudus Variable Insurance Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  3435 Stelzer Road, Columbus, Ohio 43219-8006
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-8006
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (614)470-8000
                                                   -----------------------------

Date of fiscal year end:  December 31, 2004
                        ---------------------------

Date of reporting period:  June 30, 2004
                         --------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

SEMIANNUAL REPORT                                        [LAUDUS FUNDS LOGO]
June 30, 2004

--------------------------------------------------------------------------------
                                                 COMMAND PERFORMANCE(TM)
--------------------------------------------------------------------------------






Laudus Rosenberg VIT Value Long/Short Equity Fund























The Fund is a series of Laudus Variable Insurance Trust, which is an open-end management investment company.

Charles Schwab Investment Management, Inc. is the Investment Adviser to the Fund and AXA Rosenberg Investment Management LLC is the Subadviser.

TABLE OF CONTENTS


1       OUR MESSAGE FOR YOU

2       MANAGEMENT'S DISCUSSION

4       PERFORMANCE AND FUND FACTS

        FINANCIAL STATEMENTS
5       Statement of Portfolio Investments
19      Statement of Assets and Liabilities
20      Statement of Operations
21      Statements of Changes in Net Assets
22      Financial Highlights
23      Notes to Financial Statements

26      TRUSTEES AND OFFICERS OF LAUDUS VARIABLE  INSURANCE TRUST

28      DEFINITIONS, TERMS AND OTHER INFORMATION


Effective March 30, 2004, the Trust changed its name to the Laudus Variable Insurance Trust. The Fund is a series of the Laudus Variable Insurance Trust (the "Trust"), an open-end management investment company. Except as explicitly described otherwise, the investment objective and policies of the Fund may be changed without shareholder approval. The Fund is advised by Charles Schwab Investment Management, Inc. ("CSIM"). AXA Rosenberg Investment Management LLC ("AXA Rosenberg") acts as Subadviser to the Fund. The Fund is distributed by Laudus Distributor, Inc.

                            Laudus Variable Insurance Trust Semiannual Report  1

Our Message for You

                     We at Schwab and AXA Rosenberg are very pleased to be partnering under the Laudus Fund brand. We see tremendous value in the AXA Rosenberg product lines and are proud to be offering the Laudus Rosenberg VIT Value Long/ Short Equity Fund. Our goal is to continue to deliver consistent and sustainable returns through the application of the time-tested AXA Rosenberg investment process for the equity-focused investor.
                     We are excited about this opportunity. Over the past decade, AXA Rosenberg has worked hard to broaden its reach to bring its global investment expertise to U.S. mutual fund investors.

                     We recognize that your investment reflects the trust you have placed in those of us responsible for managing your wealth, and it is a responsibility that we assume with the utmost integrity. Although the Fund has a new name, day-to-day management is still performed by the same portfolio team using the same rigorous investment process. We do not expect this nor our commitment to our shareholders to change. Nothing is more important to us than your trust. Thank you for investing with us.

                     LOGO

                     LOGO
Photo
Jana D. Thompson,

President, Laudus Funds

Photo

Edward H. Lyman,

President, AXA Rosenberg Group

2  Laudus Variable Insurance Trust Semiannual Report

Management's Discussion for the six-month period ended June 30, 2004

U.S. MARKET OVERVIEW

The encouraging economic climate that was reported toward the end of summer 2003 continued to improve into 2004. Businesses added to their inventories, factory orders rose amid the pick-up in capital spending and production gained some strength. Retail sales continued to rise, despite a pause in the upward trend in consumer confidence. Mortgage refinancing activity, while still significant, waned as mortgage rates inched slightly upward. The only big piece missing was job growth, which remained sluggish.

Amid this benign inflationary environment, the Federal Reserve (the "Fed") elected to hold the Fed funds rate at a 45-year low in March to provide liquidity necessary to maintain economic growth. Job growth picked up strongly in March and continued into the second quarter. With the economic recovery becoming broad-based, investors, who only a year ago feared deflation, began to worry about inflation.

Inflationary concerns were based on surging oil prices, which hit a 13-year high amid tight supplies. And while commodity prices moderated somewhat during the report period, previous increases started to show up in broad measures of inflation. Labor costs also began to rise.

As the economy continued to expand, first-quarter corporate earnings rose an impressive 27.1% vs. the year before. Second-quarter earnings also are expected to be strong, despite the comparisons being tougher. Within this economic climate, market watchers looked to the Federal Reserve to tighten, which it did on the last day of the report period when the Fed funds target rate moved up 0.25%, to 1.25%.

In this environment of economic growth, the U.S. equity market posted positive returns. The S&P 500(R) Index rose 3.44% for the six-month period, up 19.11% for the trailing 12 months. Performance of small-cap stocks, as measured by the Russell 2000(R) Index, was about double their large-cap counterparts as measured by the Russell 1000(R) Index, at 6.76% vs. 3.33%, respectively. Value led the way over the period, up 3.94% as measured by the Russell 1000(R) Value Index, while growth was up 2.74%, as measured by the Russell 1000(R) Growth Index.

Management's Discussion continued

                            Laudus Variable Insurance Trust Semiannual Report  3

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND PERFORMANCE OVERVIEW

TOTAL RETURNS BELOW are for the period ended 6/30/04. For performance details see page 4.

LAUDUS ROSENBERG VIT VALUE LONG/ SHORT EQUITY FUND
----------------------------------------------------------------------
Class 2 shares                      90-Day Treasury Bills (T-bills)
2.28%                               0.52%

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE PERFORMANCE INFORMATION DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 866-452-8387.
Total return includes changes in share price and reinvestment of distributions. Total return set forth reflects the waiver of a portion of the Fund's advisory fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.
Investments in Long/Short Funds are more volatile and risky than some other forms of investments. Since they have both a long and a short portfolio, an investment will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, there is no assurance that the Manager will be successful.
The Fund may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is obligated to buy the security on a later date so it can return the security to the lender. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because the Fund's loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, is theoretically unlimited.
Since risk in Long/Short Funds relates specifically to the Manager's stock selection techniques and not to any market economic-wide factors, the proper benchmark is an asset that also has the least exposure to market influences. Ninety-day T-bills are such an asset. An investment in 90-day T-bills is different from an investment in Long/Short Funds because T-bills are backed by the full faith and credit of the U.S. government. T-bills have a fixed rate of return and investors do not bear the risk of losing their investment. The income received from T-bills is exempt from state income tax.

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND. The Fund gained 2.28% for the six-month period, outperforming its benchmark, the 90-Day T-bill by 1.76%. The outperformance can be attributed to both stock-specific differences between the long and short sides of the portfolio, as well as to industry exposure. Although the Fund is designed so that net industry exposures will add value over time, we do not expect that return associated with industry positioning will be the major driver of performance in this strategy over the long run. During the trailing six-month period, however, industry exposure proved to be important.

In particular, the Fund benefited from long positions in insurance, textiles, and the cellular and wireless sectors. Exposure to these three industries added about 0.57% to alpha. On the short side, the fund's best industry position was publishing, which was down 10% for the report period. This single industry position added 0.52% to alpha. A short position on the drugs and pharmaceuticals sector also contributed positively to performance.

Over longer periods of time, we expect the majority of active return for the strategy to come less from its industry and style attributes than from the stock-specific features of the Fund. In general, these stock-specific insights fare best in market environments in which investors are focused more on longer-term earnings than on shorter-term themes.

4  Laudus Variable Insurance Trust Semiannual Report

Performance and Fund Facts

Laudus Rosenberg VIT Value Long/Short Equity Fund as of 6/30/04

                                                               PERFORMANCE OF A HYPOTHETICAL
AVERAGE ANNUAL TOTAL RETURNS(1,2)                              $10,000 INVESTMENT(1,2)
------------------------------------------------------------   ---------------------------------------

Graphs

                         6 Months              1 Year               Since Inception
                                                                        5/1/03
M Class 2 Shares          2.28%                 0.92%                   -1.20%             M Class 2 Shares                $9,860
M U.S. 90-day Treasury
 Bills                    0.52%                 0.99%                    0.98%             M U.S. 90-day Treasury Bills   $10,114

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 866-452-8387.

Investments in Long/Short funds are more volatile and risky than some other forms of investments. Since they have both a long and a short portfolio, an investment will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, there is no assurance that the Manager will be successful.

Since risk in the Long/Short Funds relates specifically to the Manager's stock selection techniques and not to any systematic or economic-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. 90-day T-bills are such an asset. An investment in 90-day T-bills is different from an investment in the Long/Short Funds because T-bills are backed by the full faith and credit of the U.S. government. T-bills have a fixed rate of return and investors do not bear the risk of losing their investment. The income received from T-bills is free from income tax.

Investors cannot invest directly in any Index.

(*) Not annualized.

(1) Total return includes change in share price and reinvestment of distributions. Total return set forth reflects the waiver of a portion of the Fund's advisory fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

(2) Does not reflect the deduction of taxes that a Shareholder would pay on Fund distributions and redemption of Fund shares.


                                                           Class 2
FUND OVERVIEW(3)                                           Shares
------------------------------------------------------------------------
Initial Investment                                         $2,500
Inception Date                                             5/1/03
Total Net Assets ($ x 1,000)                               $28,880
Cusip                                                      51855U102
NAV                                                        $9.86
Expense Ratio(4)                                           2.95%

                                          Long             Short
FUND CHARACTERISTICS(3)                   Holdings         Positions
------------------------------------------------------------------------
Number of Securities                      719              504
Median Market Capitalization              $1,975           $1,928
 ($ x 1,000,000)
Portfolio Turnover                        133.45%          129.17%
 (One year trailing)
Price to Earnings (P/E)                   21.60x           -2,414.42x
Price to Book (P/B)                       1.93x            2.71x
Price to Cash Flow                        11.11x           23.92x
Beta                                      0.86             1.02
Return on Equity                          9.60%            -0.11%
Five-Year Earnings Growth                 7.23%            -2.70%

                                                           Long
TOP EQUITY HOLDINGS(3) % of Net Assets                     Holdings
------------------------------------------------------------------------
Nucor Corp.                                                0.9%
NiSource, Inc.                                             0.8%
Invitrogen Corp.                                           0.8%
ImClone Systems, Inc.                                      0.7%
Teekay Shipping Corp.                                      0.7%
D.R. Horton, Inc.                                          0.7%
Amdocs Ltd                                                 0.7%
Sabre Holdings, Corp., Class A                             0.7%
Alliant Energy Corp.                                       0.7%
Doral Financial Corp.                                      0.7%
Total                                                      7.4%
                                                           Short
TOP EQUITY HOLDINGS(3) % of Net Assets                     Positions
------------------------------------------------------------------------
Downey Financial Corp.                                     -1.3%
BJ Services Co.                                            -1.0%
AmerisourceBergen Corp.                                    -0.9%
United States Steel Corp.                                  -0.8%
Cintas Corp.                                               -0.8%
Williams-Sonoma, Inc.                                      -0.7%
AutoZone, Inc.                                             -0.7%
Pall Corp.                                                 -0.7%
Knight-Ridder, Inc.                                        -0.7%
Apartment Investment & Management Co., Class A             -0.7%
Total                                                      -8.3%

PORTFOLIO COMPOSITION(3) % of Net Assets
------------------------------------------------------------

SECTOR WEIGHTINGS--LONG HOLDINGS

PIE GRAPH
------------------------------------------------------------

SECTOR WEIGHTINGS--SHORT POSITIONS

PIE GRAPH

(3) Portfolio holdings are subject to change and may not represent current or future holdings.

(4) Reflects contractual limitations by Manager to waive its management fee and/or bear certain expenses.

                            Laudus Variable Insurance Trust Semiannual Report  5

Financial Statements

Statement of Portfolio Investments

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND (A) as of 6/30/04 (Unaudited)

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK -- 92.8%
            AIRCRAFT -- 0.0%
     300    Ducommun, Inc.*....................  $     6,414
                                                 -----------
            AIRLINES -- 0.1%
     700    Air Methods Corp.*.................        6,062
     800    AirNet Systems, Inc.*..............        3,584
     600    MAIR Holdings, Inc.*...............        4,896
                                                 -----------
                                                      14,542
                                                 -----------
            AUTOS -- 0.6%
   7,000    Delphi Corp. ......................       74,760
   1,500    Dura Automotive Systems, Inc.*.....       13,725
     500    Edelbrock Corp. ...................        8,210
   1,000    Oshkosh Truck Corp. ...............       57,310
     300    R&B, Inc.*.........................        5,877
                                                 -----------
                                                     159,882
                                                 -----------
            BANKS -- 5.6%
     400    ACE Cash Express, Inc.*............       10,276
     300    Advanta Corp., Class A.............        6,579
     600    Alliance Data Systems Corp.*.......       25,350
     836    AmericanWest Bancorp*..............       16,009
     400    AmNet Mortgage, Inc.*..............        4,120
   1,700    Astoria Financial Corp. ...........       62,186
   1,696    Bank Mutual Corp. .................       18,486
   2,500    BankUnited Financial Corp., Class
              A*...............................       64,500
     600    Banner Corp. ......................       17,436
     600    Berkshire Hills Bancorp, Inc. .....       22,260
     200    BOE Financial Services of Virginia,
              Inc. ............................        5,150
     600    Camden National Corp. .............       19,842
     300    Capital Crossing Bank*.............       16,749
     500    CFS Bancorp, Inc. .................        6,625
     400    Citizens First Bancorp, Inc. ......        9,524
     200    Classic Bancshares, Inc. ..........        7,944
   2,900    Commercial Federal Corp. ..........       78,590
     200    Community Financial Corp. .........        3,932
     500    Community West Bancshares..........        4,325
     400    Cowlitz Bancorp*...................        3,928
   5,600    Doral Financial Corp. .............      193,200
     600    EverTrust Financial Group, Inc. ...       15,252
     900    Fidelity Southern Corp. ...........       12,330
     200    First Bancorp of Indiana, Inc. ....        4,030
     100    First Citizens BancShares, Inc.,
              Class A..........................       12,200
     300    First Federal Bankshares, Inc. ....        6,792
     200    First Franklin Corp. ..............        3,752
     300    First Mariner Bancorp*.............        5,115
   1,200    First Place Financial Corp. .......       22,284
     300    First South Bancorp, Inc. .........        6,735
   1,600    FirstFed Financial Corp.*..........       66,560
     150    Flushing Financial Corp. ..........        2,648
     710    Gateway Financial Holdings,
              Inc.*............................        9,230
     100    GS Financial Corp. ................        1,955
     300    HF Financial Corp. ................        4,605
     400    Hibernia Corp., Class A............        9,720
     100    HMN Financial, Inc. ...............        2,525

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, BANKS continued
   5,219    Independence Community Bank
              Corp. ...........................  $   189,972
       6    International Bancshares Corp. ....          243
     300    Intervest Bancshares Corp.*........        5,061
   1,500    Irwin Financial Corp. .............       39,600
     400    ITLA Capital Corp.*................       16,228
     200    Long Island Financial Corp. .......        8,018
     500    MAF Bancorp, Inc. .................       21,340
     300    Matrix Bancorp, Inc.*..............        3,624
     200    MutualFirst Financial, Inc. .......        4,326
     100    New Hampshire Thrift Bancshares,
              Inc. ............................        3,000
     200    Northeast Pennsylvania Financial
              Corp. ...........................        3,440
     100    Parkvale Financial Corp. ..........        2,634
     300    Peoples Bancorp of North
              Carolina.........................        5,760
     600    Peoples BancTrust Co., Inc. .......        8,490
     300    Pocahontas Bancorp, Inc. ..........        5,103
     200    PSB Bancorp, Inc. .................        2,016
   1,200    R & G Financial Corp., Class B.....       39,672
   4,200    Republic Bancorp, Inc. ............       58,380
     500    Republic Bancorp, Inc., Class A....       10,095
     300    Republic First Bancorp, Inc.*......        3,882
     300    Riverview Bancorp, Inc. ...........        6,216
     273    Sierra Bancorp.....................        4,330
   5,100    South Financial Group, Inc. .......      144,534
   1,900    Sterling Financial Corp.*..........       60,553
     200    Team Financial, Inc. ..............        2,302
     400    Timberland Bancorp, Inc. ..........        8,940
     525    Unity Bancorp, Inc. ...............        7,030
   6,400    W Holding Company, Inc. ...........      109,888
   1,400    Westcorp...........................       63,630
     200    Western Ohio Financial Corp. ......        6,860
                                                 -----------
                                                   1,627,911
                                                 -----------
            BIOTECHNOLOGY -- 2.0%
     700    Anika Therapeutics, Inc.*..........       12,173
   2,300    Harvard Bioscience, Inc.*..........       10,304
   2,500    ImClone Systems, Inc.*.............      214,475
   3,200    Invitrogen Corp.*..................      230,368
   5,200    Nabi Biopharmaceuticals, Inc.*.....       73,944
   1,300    Noven Pharmaceuticals, Inc.*.......       28,626
                                                 -----------
                                                     569,890
                                                 -----------
            BUILDING -- 2.4%
     200    Beazer Homes USA, Inc. ............       20,062
     200    Centex Corp. ......................        9,150
   3,700    Comfort Systems USA, Inc.*.........       23,643
   7,500    D.R. Horton, Inc. .................      213,000
   1,200    Integrated Electrical Services,
              Inc.*............................        9,660
   1,900    M.D.C. Holdings, Inc. .............      120,859
     800    M/I Homes, Inc. ...................       32,480
     900    Meritage Corp.*....................       61,920
   1,400    Perini Corp.*......................       14,938
   1,600    Pulte Homes, Inc. .................       83,248
   1,000    Ryland Group, Inc. ................       78,200
     400    Sterling Construction Co., Inc.*...        1,560

See the accompanying notes to the financial statements.

Financial Statements--Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (a) (Unaudited)

6  Laudus Variable Insurance Trust Semiannual Report

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, BUILDING continued
     300    Technical Olympic USA, Inc. .......  $     6,684
   1,600    Willbros Group, Inc.*..............       24,112
                                                 -----------
                                                     699,516
                                                 -----------
            CELLULAR -- 1.2%
   5,322    Nextel Partners, Inc.*.............       84,726
   1,000    NII Holdings, Inc.*................       33,690
   1,500    Telephone & Data Systems, Inc. ....      106,800
   4,282    Western Wireless Corp., Class A*...      123,793
                                                 -----------
                                                     349,009
                                                 -----------
            CHEMICALS -- 2.7%
   1,800    A. Schulman, Inc. .................       38,682
     300    American Pacific Corp. ............        2,262
   1,500    Arch Chemicals, Inc. ..............       43,230
     500    Bandag, Inc. ......................       22,265
     200    Cabot Corp. .......................        8,140
   1,300    Eastman Chemical Co. ..............       60,099
   1,600    FMC Corp.*.........................       68,976
       2    Kronos Worldwide, Inc. ............           75
   1,300    LSB Industries, Inc.*..............        9,100
   4,500    Lubrizol Corp. ....................      164,790
     700    Octel Corp. .......................       18,431
   4,600    Rohm & Haas Co. ...................      191,268
   3,100    Sherwin-Williams Co. ..............      128,805
   5,900    Terra Industries, Inc.*............       33,217
                                                 -----------
                                                     789,340
                                                 -----------
            CONSTRUCTION MATERIALS -- 0.8%
     700    Ameron International Corp. ........       23,891
     200    Devcon International Corp.*........        2,362
       4    Eagle Materials, Inc. .............          284
      14    Eagle Materials, Inc., Class B.....          970
   2,500    Martin Marietta Materials, Inc. ...      110,824
   1,500    MDU Resources Group, Inc. .........       36,045
   2,000    U.S. Concrete, Inc.*...............       14,100
     400    United States Lime & Minerals,
              Inc.*............................        4,600
     600    Vulcan Materials Co. ..............       28,530
                                                 -----------
                                                     221,606
                                                 -----------
            DEFENSE -- 0.6%
     900    Armor Holdings, Inc.*..............       30,600
   1,100    EDO Corp. .........................       26,532
     200    Lowrance Electronics, Inc. ........        6,192
     250    Orbit International Corp.*.........        1,750
     400    Pemco Aviation Group, Inc.*........       12,000
   1,700    Textron, Inc. .....................      100,895
                                                 -----------
                                                     177,969
                                                 -----------
            DRUGS -- 3.4%
   3,200    Alpharma, Inc., Class A............       65,536
   1,700    ArQule, Inc.*......................        8,959
   3,000    Celgene Corp.*.....................      171,780
   3,700    Dade Behring Holdings, Inc.*.......      175,824
     800    E-Z-EM, Inc. ......................       14,704
     300    Endo Pharmaceuticals Holdings,
              Inc.*............................        7,035
   2,000    Eon Labs, Inc.*....................       81,860
   1,600    First Horizon Pharmaceutical
              Corp.*...........................       30,240

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, DRUGS continued
   1,700    Gen-Probe, Inc.*...................  $    80,444
     700    Inverness Medical Innovations,
              Inc.*............................       15,330
     700    Lifecore Biomedical, Inc.*.........        4,270
   1,300    Medicis Pharmaceutical Corp., Class
              A................................       51,935
     900    Nature's Sunshine Products,
              Inc. ............................       12,816
   4,200    NBTY, Inc.*........................      123,438
   1,100    Nutraceutical International
              Corp.*...........................       23,441
   1,986    Perrigo Co. .......................       37,674
   1,700    Serologicals Corp.*................       33,983
     500    Ventana Medical Systems, Inc.*.....       23,765
   2,700    Weider Nutrition International,
              Inc.*............................       12,663
                                                 -----------
                                                     975,697
                                                 -----------
            DURABLES -- 1.2%
     941    Arctic Cat, Inc. ..................       25,906
     200    Boston Acoustics, Inc. ............        2,292
   2,700    Brunswick Corp. ...................      110,160
   1,100    Coachmen Industries, Inc. .........       17,589
     400    Harman International Industries,
              Inc. ............................       36,400
   1,600    Monaco Coach Corp. ................       45,072
   2,100    Polaris Industries, Inc. ..........      100,800
                                                 -----------
                                                     338,219
                                                 -----------
            ELECTRIC UTILITIES -- 2.6%
   7,700    Alliant Energy Corp. ..............      200,816
     900    Central Vermont Public Service
              Corp. ...........................       18,441
   3,800    Constellation Energy Group,
              Inc. ............................      144,020
   9,500    Northeast Utilities................      184,965
   2,550    PNM Resources, Inc. ...............       52,964
   2,600    Westar Energy, Inc. ...............       51,766
   5,100    Xcel Energy, Inc. .................       85,221
                                                 -----------
                                                     738,193
                                                 -----------
            FINANCIAL INVESTMENTS -- 0.6%
   1,700    Choice Hotels International,
              Inc. ............................       85,272
     100    CIT Group, Inc. ...................        3,829
     900    Electro Rent Corp. ................        9,423
     900    ePlus, Inc.*.......................        9,585
     200    G-III Apparel Group, Ltd.*.........        1,550
   2,100    MCG Capital Corp. .................       32,298
   1,050    Price Communications Corp.*........       15,498
     300    Willis Lease Finance Corp.*........        2,436
                                                 -----------
                                                     159,891
                                                 -----------
            FOOD -- 1.4%
     300    Alico, Inc. .......................       12,045
     500    Andersons, Inc. ...................        8,495
   1,800    Cal-Maine Foods, Inc. .............       25,200
     100    Campbell Soup Co. .................        2,688
   2,400    Chiquita Brands International,
              Inc.*............................       50,208
     300    Hansen Natural Corp.*..............        7,599
     100    J & J Snack Foods Corp.*...........        4,083
   1,000    Lance, Inc. .......................       15,400
     400    National Beverage Corp. ...........        3,972
   5,500    PepsiAmericas, Inc. ...............      116,820
   2,400    Ralcorp Holdings, Inc.*............       84,480
     450    Sanderson Farms, Inc. .............       24,129

                         See the accompanying notes to the financial statements.

Financial Statements--Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (a) (Unaudited)

                            Laudus Variable Insurance Trust Semiannual Report  7

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, FOOD continued
     300    Seneca Foods Corp., Class B*.......  $     5,445
     100    Smithfield Foods, Inc.*............        2,940
   1,400    Tyson Foods, Inc., Class A.........       29,330
                                                 -----------
                                                     392,834
                                                 -----------
            HEALTH -- 3.1%
   1,200    Alliance Imaging, Inc.*............        5,484
   1,300    Allied Healthcare International,
              Inc.*............................        6,396
     400    Amedisys, Inc.*....................       13,216
     300    American Shared Hospital
              Services.........................        1,680
   2,400    Coventry Health Care, Inc.*........      117,360
   4,350    DaVita, Inc.*......................      134,111
   2,100    Hanger Orthopedic Group, Inc.*.....       24,612
  10,200    Humana, Inc.*......................      172,380
     800    Kindred Healthcare, Inc.*..........       21,080
   1,300    LCA-Vision, Inc.*..................       37,869
   1,400    MedCath Corp.*.....................       28,000
   1,300    Option Care, Inc. .................       19,838
   3,900    PacifiCare Health Systems, Inc.*...      150,774
     400    Pediatric Services of America,
              Inc.*............................        5,076
     800    Quest Diagnostics, Inc. ...........       67,960
     200    RehabCare Group, Inc.*.............        5,326
   2,500    Triad Hospitals, Inc.*.............       93,075
                                                 -----------
                                                     904,237
                                                 -----------
            HOUSEHOLD -- 1.3%
     600    A.T. Cross Co., Class A*...........        2,862
     700    AEP Industries, Inc.*..............        7,637
     500    Aldila, Inc. ......................        6,205
     100    American Biltrite, Inc. ...........          910
     200    American Locker Group, Inc.*.......        2,410
     300    Atlantis Plastics, Inc., Class
              A*...............................        5,040
     800    Bassett Furniture Industries,
              Inc. ............................       17,408
   6,100    Callaway Golf Co. .................       69,174
   1,700    Central Garden & Pet Co.*..........       60,809
     400    Channell Commercial Corp.*.........        1,696
     300    Communications Systems, Inc. ......        2,403
     300    Flexsteel Industries, Inc. ........        7,020
     100    Fossil, Inc.*......................        2,725
     900    GameTech International, Inc. ......        4,842
   1,900    Griffon Corp.*.....................       42,332
     400    Helen of Troy, Ltd.*...............       14,748
     200    Johnson Outdoors, Inc., Class A*...        3,890
     200    Juno Lighting, Inc.*...............        7,140
   3,000    K2, Inc.*..........................       47,100
     600    Movado Group, Inc. ................       10,350
   1,400    Myers Industries, Inc. ............       19,740
     200    Patrick Industries, Inc.*..........        2,000
     600    RC2 Corp.*.........................       21,300
     300    Vermont Teddy Bear Co., Inc.*......        1,629
     500    West Pharmaceutical Services,
              Inc. ............................       21,150
                                                 -----------
                                                     382,520
                                                 -----------
            INSTRUMENTS -- 3.0%
     700    Allied Healthcare Products,
              Inc.*............................        3,507
     200    Atrion Corp. ......................        8,668
     300    Badger Meter, Inc. ................       13,275
   1,700    Bausch & Lomb, Inc. ...............      110,619

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, INSTRUMENTS continued
     600    Beckman Coulter, Inc. .............  $    36,600
     500    Bio-Logic Systems Corp.*...........        3,270
   1,000    Checkpoint Systems, Inc.*..........       17,930
   1,100    Compex Technologies, Inc.*.........        6,765
   1,800    CONMED Corp.*......................       49,320
     100    Cooper Companies, Inc. ............        6,317
     990    Datascope Corp. ...................       39,293
     600    DENTSPLY International, Inc. ......       31,260
   2,000    Edwards Lifesciences Corp.*........       69,700
     500    Enpath Medical, Inc.*..............        5,685
     700    Esterline Technologies Corp.*......       20,671
     500    Frequency Electronics, Inc. .......        7,070
     900    Haemonetics Corp.*.................       26,685
     900    Invacare Corp. ....................       40,248
     300    K-Tron International, Inc.*........        6,600
     200    Kewaunee Scientific Corp. .........        2,096
     200    Mesa Laboratories, Inc. ...........        1,972
     500    Misonix, Inc.*.....................        3,785
     300    O.I. Corp.*........................        2,700
   2,600    Oakley, Inc. ......................       33,644
   1,000    Ocular Sciences, Inc.*.............       38,000
   1,500    Orthofix International N.V.*.......       64,095
     400    OSI Systems, Inc.*.................        7,972
     400    Perceptron, Inc.*..................        2,840
   2,200    PerkinElmer, Inc. .................       44,088
     200    Respironics, Inc.*.................       11,750
   1,900    Sola International, Inc.*..........       32,737
     200    Span-America Medical Systems,
              Inc. ............................        2,646
   3,200    Thermo Electron Corp.*.............       98,368
   1,700    Thoratec Corp.*....................       18,241
     200    Vicon Industries, Inc.*............          988
                                                 -----------
                                                     869,405
                                                 -----------
            INSURANCE -- 5.3%
     306    Alleghany Corp.*...................       87,822
     600    American Medical Security Group,
              Inc.*............................       16,350
     428    American National Insurance Co. ...       39,517
     400    American Safety Insurance Group,
              Ltd.*............................        6,004
   1,600    AmerUs Group Co. ..................       66,240
   4,800    Aon Corp. .........................      136,656
     700    Commerce Group, Inc. ..............       34,559
   1,900    Delphi Financial Group, Inc., Class
              A................................       84,550
   1,100    Everest Re Group, Ltd. ............       88,396
     300    Great American Financial Resources,
              Inc. ............................        4,770
   4,200    HCC Insurance Holdings, Inc. ......      140,322
   3,100    Horace Mann Educators Corp. .......       54,188
     700    Infinity Property & Casualty
              Corp. ...........................       23,100
   4,200    Max Re Capital, Ltd. ..............       81,816
     800    Midland Co. .......................       23,720
     300    NYMAGIC, Inc. .....................        7,920
   5,200    Ohio Casualty Corp.*...............      104,676
   3,800    Radian Group, Inc. ................      182,020
     200    Reinsurance Group of America,
              Inc. ............................        8,130
     300    RTW, Inc.*.........................        1,932

See the accompanying notes to the financial statements.

Financial Statements--Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (a) (Unaudited)

8  Laudus Variable Insurance Trust Semiannual Report

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, INSURANCE continued
   1,700    SAFECO Corp. ......................  $    74,800
   2,200    Selective Insurance Group, Inc. ...       87,736
   2,000    StanCorp Financial Group, Inc. ....      134,000
     400    United Fire & Casualty Co. ........       23,100
     300    Zenith National Insurance Corp. ...       14,580
                                                 -----------
                                                   1,526,904
                                                 -----------
            IT HARDWARE -- 4.6%
   8,500    Andrew Corp.*......................      170,085
     700    Cobra Electronics Corp.*...........        6,146
     800    Digi International, Inc.*..........        8,576
   1,700    EFJ, Inc.*.........................       15,028
     800    EMS Technologies, Inc.*............       15,544
   6,200    Fairchild Semiconductor
              International, Inc.*.............      101,494
   3,700    Harris Corp. ......................      187,775
     100    Innovex, Inc.*.....................          457
   1,600    Intervoice, Inc.*..................       18,352
   2,700    L-3 Communications Holdings,
              Inc. ............................      180,360
     200    Merrimac Industries, Inc.*.........        1,920
   2,800    Mykrolis Corp.*....................       48,776
   4,800    National Semiconductor Corp.*......      105,552
     763    ON Semiconductor Corp.*............        3,830
   3,200    Orbital Sciences Corp.*............       44,192
     800    Peak International, Ltd.*..........        4,000
   1,100    Plantronics, Inc.*.................       46,310
   1,600    Radyne Comstream, Inc.*............       12,800
     600    RF Monolithics, Inc.*..............        4,728
   1,600    Semitool, Inc.*....................       18,112
   3,500    Silicon Storage Technology,
              Inc.*............................       36,050
   3,071    SonicWall, Inc.*...................       26,411
     300    Standard Microsystems Corp.*.......        6,996
   1,000    Stoneridge, Inc.*..................       17,000
     300    Sunair Electronics, Inc.*..........        1,695
     600    Sypris Solutions, Inc. ............       11,514
   1,300    Telular Corp.*.....................        9,347
   1,400    TTM Technologies, Inc.*............       16,590
     300    Video Display Corp. ...............        7,989
   9,700    Vishay Intertechnology, Inc.*......      180,226
     600    Woodhead Industries, Inc. .........        9,276
                                                 -----------
                                                   1,317,131
                                                 -----------
            LIQUOR & TOBACCO -- 0.2%
     900    Robert Mondavi Corp., Class A*.....       33,318
     300    UST, Inc. .........................       10,800
                                                 -----------
                                                      44,118
                                                 -----------
            MACHINERY -- 3.9%
     200    Acme United Corp.*.................        1,500
     400    Allied Motion Technologies,
              Inc.*............................        1,924
   4,500    American Standard Cos., Inc.*......      181,395
     600    Bonso Electronics International,
              Inc.*............................        3,600
     100    Briggs & Stratton Corp. ...........        8,835
   2,500    Calgon Carbon Corp. ...............       16,750
   1,400    China Yuchai International,
              Ltd. ............................       25,508
   1,200    Circor International, Inc. ........       24,468
   4,400    Crown Holdings, Inc.*..............       43,868
     300    Drew Industries, Inc.*.............       12,210

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, MACHINERY continued
     200    Eastern Co. .......................  $     3,340
     500    Energizer Holdings, Inc.*..........       22,500
     400    Evans & Sutherland Computer
              Corp.*...........................        1,880
     125    Federal Screw Works................        4,538
     400    Flanders Corp.*....................        3,308
   2,000    Gardner Denver, Inc.*..............       55,800
     900    Gerber Scientific, Inc.*...........        6,354
   2,500    GrafTech International, Ltd.*......       26,150
     300    International Aluminum Corp. ......        8,730
   3,100    Kennametal, Inc. ..................      141,980
     300    Key Technology, Inc.*..............        3,840
     600    Lennox International, Inc. ........       10,860
   1,700    MagneTek, Inc.*....................       14,178
     400    Met-Pro Corp. .....................        5,960
     400    Middleby Corp. ....................       21,848
   1,400    NCI Building Systems, Inc.*........       45,570
     600    NN, Inc. ..........................        7,626
     100    P & F Industries, Inc.*............          765
     202    Powell Industries, Inc.*...........        3,450
     200    Q.E.P. Co., Inc.*..................        2,968
     200    Rayovac Corp.*.....................        5,620
     800    Regal-Beloit Corp. ................       17,808
   1,700    RTI International Metals, Inc.*....       27,115
     300    SL Industries, Inc.*...............        3,303
     700    Standex International Corp. .......       19,040
   2,000    Teleflex, Inc. ....................      100,300
     700    Tennant Co. .......................       29,015
   3,300    Timken Co. ........................       87,417
     200    Twin Disc, Inc. ...................        4,880
   1,000    Ultralife Batteries, Inc.*.........       19,360
     200    Water Pik Technologies, Inc.*......        3,312
   2,400    York International Corp. ..........       98,568
                                                 -----------
                                                   1,127,441
                                                 -----------
            MEDIA -- 1.5%
   2,700    American Greetings Corp., Class
              A*...............................       62,586
   1,900    Banta Corp. .......................       84,379
   2,300    Bowne & Co., Inc. .................       36,455
     400    Consolidated Graphics, Inc.*.......       17,620
   1,600    Ennis Business Forms, Inc. ........       31,200
   4,200    Interpublic Group of Cos., Inc.*...       57,666
     700    John H. Harland Co. ...............       20,545
   1,400    Media General, Inc., Class A.......       89,908
     300    Outlook Group Corp. ...............        1,785
     600    Point.360*.........................        2,220
   1,700    Regent Communications, Inc.*.......       10,523
     300    Thomas Nelson, Inc. ...............        6,822
   1,200    World Wrestling Entertainment,
              Inc. ............................       15,300
                                                 -----------
                                                     437,009
                                                 -----------
            METALS -- 2.1%
     200    Brush Engineered Materials,
              Inc.*............................        3,780
   1,000    Encore Wire Corp.*.................       27,570
   1,100    Harsco Corp. ......................       51,700
     400    L.B. Foster Co., Class A*..........        3,200
     700    Northwest Pipe Co.*................       12,355
   1,500    NS Group, Inc.*....................       24,660
   3,300    Nucor Corp. .......................      253,308

                         See the accompanying notes to the financial statements.

Financial Statements--Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (a) (Unaudited)

                            Laudus Variable Insurance Trust Semiannual Report  9

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, METALS continued
   1,000    Olympic Steel, Inc.*...............  $    20,420
   1,600    Oregon Steel Mills, Inc.*..........       23,584
     900    Ryerson Tull, Inc. ................       14,292
     800    Southern Peru Copper Corp. ........       33,064
   3,700    Steel Dynamics, Inc.*..............      105,931
     925    Steel Technologies, Inc. ..........       20,424
                                                 -----------
                                                     594,288
                                                 -----------
            MISCELLANEOUS FINANCIAL -- 1.3%
   4,800    A.G. Edwards, Inc. ................      163,344
     300    BKF Capital Group, Inc. ...........        8,715
   2,415    Cincinnati Financial Corp. ........      105,101
     400    Maxcor Financial Group, Inc. ......        4,280
   2,400    Raymond James Financial, Inc. .....       63,480
     600    Sanders Morris Harris Group,
              Inc. ............................        8,850
     400    Stifel Financial Corp.*............       10,880
   1,100    SWS Group, Inc. ...................       16,830
                                                 -----------
                                                     381,480
                                                 -----------
            OFFICE MACHINERY -- 1.0%
   1,354    M-Systems Flash Disk Pioneers,
              Ltd.*............................       20,188
   2,900    NCR Corp.*.........................      143,811
     900    PAR Technology Corp.*..............        9,720
     200    Printronix, Inc.*..................        2,950
     600    SBS Technologies, Inc.*............        9,642
   3,700    Storage Technology Corp.*..........      107,300
                                                 -----------
                                                     293,611
                                                 -----------
            OIL -- 2.4%
   1,900    Cabot Oil & Gas Corp. .............       80,370
     900    Carrizo Oil & Gas, Inc.*...........        9,189
   7,400    Chesapeake Energy Corp. ...........      108,928
     300    Contango Oil & Gas Co.*............        1,995
     400    Edge Petroleum Corp.*..............        6,800
     900    Energy Partners, Ltd.*.............       13,770
     400    Houston Exploration Co.*...........       20,736
   1,500    KCS Energy, Inc.*..................       19,980
   1,300    Magnum Hunter Resources, Inc.*.....       13,494
   1,900    Meridian Resource Corp.*...........       13,186
   3,000    Patina Oil & Gas Corp. ............       89,610
   2,000    Peabody Energy Corp. ..............      111,980
     300    Resource America, Inc., Class A....        7,080
     700    Toreador Resources Corp.*..........        5,152
   2,600    Ultra Petroleum Corp.*.............       97,058
   3,125    XTO Energy, Inc. ..................       93,094
                                                 -----------
                                                     692,422
                                                 -----------
            OIL DISTRIBUTION -- 0.8%
   1,800    Ashland, Inc. .....................       95,058
     300    Questar Corp. .....................       11,592
   2,000    Sunoco, Inc. ......................      127,240
   1,800    TransMontaigne, Inc.*..............        9,684
                                                 -----------
                                                     243,574
                                                 -----------
            OIL SERVICES -- 0.7%
     300    Bolt Technology Corp.*.............        1,350
     600    Dawson Geophysical Co.*............       13,062

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, OIL SERVICES continued
     700    Gulf Island Fabrication, Inc. .....  $    15,141
     500    Lufkin Industries, Inc. ...........       15,990
   1,100    NATCO Group, Inc., Class A*........        8,481
   1,500    Oceaneering International, Inc.*...       51,375
   2,500    Oil States International, Inc.*....       38,250
   2,800    Veritas DGC, Inc.*.................       64,820
                                                 -----------
                                                     208,469
                                                 -----------
            OTHER UTILITIES -- 1.9%
     200    Allied Waste Industries, Inc.*.....        2,636
     400    American Ecology Corp.*............        4,792
     400    Chesapeake Utilities Corp. ........        9,080
     400    Duratek, Inc.*.....................        6,044
  11,200    NiSource, Inc. ....................      230,944
   6,400    ONEOK, Inc. .......................      140,736
   2,100    Republic Services, Inc. ...........       60,774
     200    RGC Resources, Inc. ...............        4,778
     400    SJW Corp. .........................       13,600
   1,300    South Jersey Industries, Inc. .....       57,200
     900    Southern Union Co.*................       18,972
     500    Waste Industries USA, Inc. ........        5,580
                                                 -----------
                                                     555,136
                                                 -----------
            PAPER -- 1.9%
     500    Chesapeake Corp. ..................       13,340
     500    CSS Industries, Inc. ..............       17,520
     200    DSG International, Ltd.*...........          650
   2,800    Glatfelter.........................       39,424
   6,300    Louisiana-Pacific Corp. ...........      148,995
   5,300    Packaging Corp. of America.........      126,670
   1,900    Potlatch Corp. ....................       79,116
   2,300    Rock-Tenn Co., Class A.............       38,985
   1,100    Schweitzer-Mauduit International,
              Inc. ............................       33,693
   1,200    Universal Forest Products, Inc. ...       38,700
   1,100    Wausau-Mosinee Paper Corp. ........       19,030
                                                 -----------
                                                     556,123
                                                 -----------
            REAL ESTATE DEVELOPMENT -- 0.2%
     500    Avatar Holdings, Inc.*.............       20,800
   2,100    Bluegreen Corp.*...................       28,980
     200    ILX Resorts, Inc. .................        1,886
     200    J.W. Mays, Inc.*...................        2,612
                                                 -----------
                                                      54,278
                                                 -----------
            REAL ESTATE INVESTMENT TRUSTS -- 4.1%
     700    Acadia Realty Trust................        9,618
   2,700    American Home Mortgage Investment
              Corp. ...........................       70,011
     400    Capital Trust, Inc., Class A.......       10,688
   1,500    CBL & Associates Properties,
              Inc. ............................       82,500
   1,700    Commercial Net Lease Realty........       29,240
   1,900    Friedman, Billings, Ramsey Group,
              Inc. ............................       37,601
     700    Hanover Capital Mortgage Holdings,
              Inc. ............................        8,232
   1,100    Hospitality Properties Trust.......       46,530
  14,700    Host Marriott Corp.*...............      181,692

See the accompanying notes to the financial statements.

Financial Statements--Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (a) (Unaudited)

10  Laudus Variable Insurance Trust Semiannual Report

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, REAL ESTATE INVESTMENT
              TRUSTS continued
   5,000    HRPT Properties Trust..............  $    50,050
   3,600    iStar Financial, Inc. .............      144,000
   1,800    Koger Equity, Inc. ................       41,616
   1,200    LTC Properties, Inc. ..............       19,920
   1,200    Mission West Properties, Inc. .....       14,532
     400    National Health Realty, Inc. ......        6,768
   3,000    Newcastle Investment Corp. ........       89,850
     800    One Liberty Properties, Inc. ......       14,528
     700    Parkway Properties, Inc. ..........       31,115
     500    PMC Commercial Trust...............        7,200
   5,200    Reckson Associates Realty Corp. ...      142,792
   6,900    Trizec Properties, Inc. ...........      112,194
   2,100    Winston Hotels, Inc. ..............       21,735
                                                 -----------
                                                   1,172,412
                                                 -----------
            RETAIL -- 6.6%
   1,500    1-800-FLOWERS.COM, Inc., Class
              A*...............................       12,210
   2,200    Advance Auto Parts, Inc.*..........       97,196
   1,350    Aeropostale, Inc.*.................       36,329
   4,150    AnnTaylor Stores Corp.*............      120,267
     800    Barnes & Noble, Inc.*..............       27,184
   1,300    Bon-Ton Stores, Inc. ..............       19,058
     800    Books-A-Million, Inc.*.............        4,728
   5,400    Borders Group, Inc. ...............      126,576
     300    Building Materials Holding
              Corp. ...........................        5,679
   1,700    Burlington Coat Factory Warehouse
              Corp. ...........................       32,810
   1,100    Cash America International,
              Inc. ............................       25,300
   4,700    Charming Shoppes, Inc.*............       41,971
     612    Chronimed, Inc.*...................        4,988
  12,200    Circuit City Stores, Inc. .........      157,989
     200    CSK Auto Corp.*....................        3,428
   1,500    Dress Barn, Inc.*..................       25,680
     350    Excelligence Learning Corp.*.......        2,090
     500    EZCORP, Inc.*......................        4,960
     700    Finish Line, Inc., Class A*........       21,119
     300    Finlay Enterprises, Inc.*..........        5,646
   6,700    Foot Locker, Inc. .................      163,077
   1,000    GameStop Corp., Class A*...........       15,220
     800    Goody's Family Clothing, Inc. .....        8,296
   1,000    GSI Commerce, Inc.*................        9,630
   1,200    Hastings Entertainment, Inc.*......       11,028
   1,100    Haverty Furniture Cos., Inc. ......       19,228
   3,400    Insight Enterprises, Inc.*.........       60,384
     600    J.C. Penney Co., Inc. .............       22,656
   1,600    Jo-Ann Stores, Inc.*...............       47,040
     700    Jos. A. Bank Clothiers, Inc.*......       21,973
   3,600    Linens 'n Things, Inc.*............      105,516
   1,000    Lithia Motors, Inc., Class A.......       24,780
     700    Longs Drug Stores Corp. ...........       16,709
   2,300    Neiman Marcus Group, Inc., Class
              A................................      127,995
     300    Office Depot, Inc.*................        5,373
   4,100    RadioShack Corp. ..................      117,383
   3,200    Retail Ventures, Inc.*.............       24,768
     700    REX Stores Corp.*..................        8,575
     400    Rock of Ages Corp. ................        3,200

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, RETAIL continued
   3,200    Ruddick Corp. .....................  $    71,840
     700    Rush Enterprises, Inc., Class B*...        9,030
     200    S&K Famous Brands, Inc.*...........        3,314
   1,000    Sharper Image Corp.*...............       31,390
   2,100    ShopKo Stores, Inc.*...............       29,694
     600    Sport Chalet, Inc.*................        7,668
   1,100    Stage Stores, Inc.*................       41,426
     400    Systemax, Inc.*....................        2,680
   1,400    Trans World Entertainment Corp.*...       14,028
   1,000    Weis Markets, Inc. ................       35,050
   3,600    Zale Corp.*........................       98,136
                                                 -----------
                                                   1,932,295
                                                 -----------
            SERVICES -- 5.0%
     200    Almost Family, Inc.*...............        1,690
     700    Ambassadors International, Inc. ...        8,953
     800    American Dental Partners, Inc.*....       14,320
   2,000    American Retirement Corp.*.........       10,080
     400    Angelica Corp. ....................       10,044
   5,100    Brink's Co. .......................      174,675
   1,700    Carriage Services, Inc.*...........        8,568
     330    Cass Information Systems, Inc. ....       13,134
   1,300    CDI Corp. .........................       44,980
   5,800    Century Business Services, Inc.*...       25,288
   2,400    Ceridian Corp.*....................       54,000
     900    Covance, Inc.*.....................       34,722
     700    CPI Corp. .........................       10,304
     200    Deluxe Corp. ......................        8,700
     100    Digitas, Inc.*.....................        1,103
   2,500    Discovery Partners
              International*...................       12,750
     100    Exponent, Inc.*....................        2,687
     482    Healthcare Services Group, Inc. ...        7,367
   1,300    Heidrick & Struggles International,
              Inc.*............................       38,584
     300    Horizon Health Corp.*..............        7,050
     700    Jones Lang LaSalle, Inc.*..........       18,970
     400    Keith Companies, Inc.*.............        5,760
   1,600    Kelly Services, Inc., Class A......       47,680
   1,300    Kendle International, Inc.*........       10,075
   2,300    Kforce, Inc.*......................       21,712
     500    Labor Ready, Inc.*.................        7,750
   2,700    Laureate Education, Inc.*..........      103,248
   3,300    Manpower, Inc. ....................      167,541
     800    MAXIMUS, Inc.*.....................       28,368
     284    MemberWorks, Inc.*.................        8,412
   2,100    Metal Management, Inc.*............       41,601
     700    Michael Baker Corp.*...............       10,682
   2,500    Modem Media, Inc.*.................       13,150
     400    Monro Muffler Brake, Inc.*.........        9,704
   7,100    MPS Group, Inc.*...................       86,052
   2,800    Navigant Consulting, Inc.*.........       60,032
   1,200    Navigant International, Inc.*......       21,348
   1,300    NCO Group, Inc.*...................       34,697
     200    Nobel Learning Communities,
              Inc.*............................        1,400
     300    Opinion Research Corp.*............        2,073
   1,800    PARXEL International Corp.*........       35,640
     900    RCM Technologies, Inc.*............        5,714

                         See the accompanying notes to the financial statements.

Financial Statements--Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (a) (Unaudited)

                           Laudus Variable Insurance Trust Semiannual Report  11

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, SERVICES continued
   2,400    Regis Corp. .......................  $   107,016
     600    Security National Financial Corp.,
              Class A*.........................        2,448
   1,200    SOURCECORP, Inc.*..................       33,024
   5,800    Spherion Corp.*....................       58,812
     800    Steiner Leisure, Ltd.*.............       17,600
     300    Team, Inc.*........................        4,857
                                                 -----------
                                                   1,454,365
                                                 -----------
            SOAPS & COSMETICS -- 0.1%
     210    Del Laboratories, Inc.*............        6,514
     475    Elizabeth Arden, Inc.*.............        9,994
                                                 -----------
                                                      16,508
                                                 -----------
            SOFTWARE -- 5.9%
  10,200    Activision, Inc.*..................      162,180
   9,000    Amdocs, Ltd.*......................      210,869
   2,000    American Software, Inc., Class A...       12,180
     200    Ansoft Corp.*......................        3,052
   3,200    Answerthink, Inc.*.................       18,336
     300    Applix, Inc.*......................        1,293
   2,200    Aspen Technology, Inc.*............       15,972
   4,400    Autodesk, Inc. ....................      188,364
   1,000    Black Box Corp. ...................       47,260
   1,900    Cerner Corp.*......................       84,702
   3,300    CIBER, Inc.*.......................       27,126
     300    Computer Sciences Corp.*...........       13,929
   1,600    Computer Task Group, Inc.*.........        6,320
   1,000    Edgewater Technology, Inc.*........        6,190
   3,400    eFunds Corp.*......................       59,500
   1,800    HMS Holdings Corp.*................       10,710
     600    Insightful Corp.*..................        1,302
     200    Keane, Inc.*.......................        2,738
     300    Keynote Systems, Inc.*.............        4,125
   1,200    Lightbridge, Inc.*.................        6,720
     300    Manatron, Inc.*....................        2,955
   2,000    MSC.Software Corp.*................       17,900
     700    Netmanage, Inc.*...................        5,460
     200    NWH, Inc. .........................        3,532
     400    Omtool, Ltd.*......................        3,864
   1,000    Pegasus Solutions, Inc.*...........       13,130
   4,000    Perot Systems Corp., Class A*......       53,080
   2,200    Phoenix Technologies, Ltd.*........       15,378
   1,800    PLATO Learning, Inc.*..............       17,838
   1,000    Radica Games, Ltd. ................        8,810
   4,800    RSA Security, Inc.*................       98,256
   7,500    Sabre Holdings Corp. ..............      207,825
   1,300    Source Interlink Cos., Inc.*.......       14,456
   1,300    State Auto Financial Corp. ........       39,936
   7,600    Sybase, Inc.*......................      136,800
   2,400    Sykes Enterprises, Inc.*...........       18,144
     500    TechTeam Global, Inc.*.............        4,510
   1,200    Tecnomatix Technologies, Ltd.*.....       15,768
   1,900    THQ, Inc.*.........................       43,510
   4,100    Tyler Technologies, Inc.*..........       38,786

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, SOFTWARE continued
   5,000    ValueClick, Inc.*..................  $    59,900
   2,600    Witness Systems, Inc.*.............       31,590
                                                 -----------
                                                   1,734,296
                                                 -----------
            TELEPHONE -- 0.5%
     100    Atlantic Tele-Network, Inc. .......        3,210
   1,100    D&E Communication, Inc. ...........       14,762
  10,500    EarthLink, Inc.*...................      108,675
     200    Hector Communications Corp.*.......        4,140
      93    MarketWatch.com, Inc.*.............        1,091
                                                 -----------
                                                     131,878
                                                 -----------
            TEXTILES -- 2.4%
     700    Albany International Corp., Class
              A................................       23,492
     600    Ashworth, Inc.*....................        4,986
   2,800    Coach, Inc.*.......................      126,532
     800    Culp, Inc.*........................        6,224
     900    Cutter & Buck, Inc. ...............        9,270
     400    Deckers Outdoor Corp.*.............       11,796
     500    Haggar Corp. ......................       10,075
     200    Hallwood Group, Inc.*..............       10,200
   1,300    Hartmarx Corp.*....................        8,190
   1,200    Kellwood Co. ......................       52,260
     100    McRae Industries, Inc., Class A....          960
     400    Perry Ellis International, Inc.*...       10,104
     600    Phillips-Van Heusen Corp. .........       11,550
     600    Polo Ralph Lauren Co. .............       20,670
     850    Quaker Fabric Corp. ...............        6,553
   3,000    Reebok International, Ltd. ........      107,940
     400    Rocky Shoes & Boots, Inc.*.........        9,500
     300    Saucony, Inc., Class A.............        6,369
     400    Tandy Brands Accessories, Inc. ....        5,400
   1,800    Timberland Co., Class A*...........      116,262
   6,300    Tommy Hilfiger Corp.*..............       95,382
     900    UniFirst Corp. ....................       26,181
                                                 -----------
                                                     679,896
                                                 -----------
            TRANSPORTATION -- 3.3%
   2,600    Alexander & Baldwin, Inc. .........       86,970
     700    Celadon Group, Inc.*...............       12,320
   4,100    CNF, Inc. .........................      170,396
     300    Covenant Transport, Inc., Class
              A*...............................        5,127
   2,800    EGL, Inc.*.........................       74,480
   3,600    General Maritime Corp.*............       98,784
     100    Hub Group, Inc., Class A*..........        3,410
     900    Overseas Shipholding Group,
              Inc. ............................       39,717
     200    Providence & Worcester Railroad
              Co. .............................        2,100
   3,600    Ryder Systems, Inc. ...............      144,252
   1,400    SCS Transportation, Inc.*..........       36,946
     800    Sea Containers, Ltd., Class A......       14,024
   5,700    Teekay Shipping Corp. .............      213,066
     400    U.S. Xpress Enterprises, Inc.,
              Class A*.........................        6,292
     500    USA Truck, Inc.*...................        6,045
     800    Yellow Roadway Corp.*..............       31,888
                                                 -----------
                                                     945,817
                                                 -----------

See the accompanying notes to the financial statements.

Financial Statements--Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (a) (Unaudited)

12  Laudus Variable Insurance Trust Semiannual Report

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK continued
            TRAVEL & ENTERTAINMENT -- 2.5%
   1,300    AMC Entertainment, Inc.*...........  $    19,981
     300    Ark Restaurants Corp.*.............        7,065
   1,300    Aztar Corp.*.......................       36,400
   3,300    Bob Evans Farms, Inc. .............       90,354
   1,100    Boca Resorts, Inc., Class A*.......       21,802
   4,800    Caesars Entertainment, Inc.*.......       72,000
     150    CEC Entertainment, Inc.*...........        4,427
     500    Dave & Buster's, Inc.*.............        9,395
   1,000    Famous Dave's of America, Inc.*....        7,680
     300    Frisch's Restaurants, Inc. ........        8,925
   2,500    Interstate Hotels & Resorts,
              Inc.*............................       13,475
     700    Jack in the Box, Inc.*.............       20,790
     900    Kerzner International, Ltd.*.......       42,804
   1,700    Landry's Restaurants, Inc. ........       50,813
   1,500    Lone Star Steakhouse & Saloon,
              Inc. ............................       40,785
   1,600    Luby's, Inc.*......................       11,056
   1,600    Marcus Corp. ......................       27,600
     200    Max & Erma's Restaurants, Inc.*....        3,180
   1,300    Movie Gallery, Inc. ...............       25,415
     400    Nathan's Famous, Inc.*.............        2,520
     400    Orient- Express Hotels, Ltd., Class
              A................................        6,776
   2,800    Prime Hospitality Corp.*...........       29,736
     700    Rubio's Restaurants, Inc.*.........        5,565
   4,100    Ryan's Restaurant Group, Inc.*.....       64,780
     400    Sands Regent*......................        3,292
   1,300    Station Casinos, Inc. .............       62,920
     100    Total Entertainment Restaurant
              Corp.*...........................        1,353
     900    Wendy's International, Inc. .......       31,356
     300    WestCoast Hospitality Corp.*.......        1,605
                                                 -----------
                                                     723,850
                                                 -----------
            WHOLESALE -- 2.0%
   2,800    Agilysys, Inc. ....................       38,612
     700    Airgas, Inc. ......................       16,737
     300    All American Semiconductor,
              Inc.*............................        2,792
     300    Applied Industrial Technologies,
              Inc. ............................        9,036
     600    Aristotle Corp.*...................        2,952
   6,300    Arrow Electronics, Inc.*...........      168,966
   1,400    Aviall, Inc.*......................       26,614
   1,800    CellStar Corp.*....................       13,248
   2,000    CompuCom Systems, Inc.*............        9,080
   1,000    Department 56, Inc.*...............       15,400
   1,200    Enesco Group, Inc.*................       10,752
     600    GTSI Corp.*........................        6,870
   1,900    Handleman Co. .....................       44,004

SHARES OR
PRINCIPAL                                           VALUE
------------------------------------------------------------
            COMMON STOCK, WHOLESALE continued
     800    Industrial Distribution Group,
              Inc.*............................  $     6,569
     700    Insurance Auto Auctions, Inc.*.....       11,900
     500    Jaco Electronics, Inc.*............        3,040
     300    Lawson Products, Inc. .............       11,445
     500    Nash Finch Co. ....................       12,515
   2,300    Omnicare, Inc. ....................       98,463
   1,000    Pomeroy ITSolutions, Inc. .........       11,920
     600    PSS World Medical, Inc.*...........        6,720
     400    Richardson Electronics, Ltd. ......        4,432
     400    TESSCO Technologies, Inc.*.........        6,944
     600    Valley National Gases, Inc.*.......        6,120
   1,900    Ventiv Health, Inc.*...............       29,412
     600    WESCO International, Inc.*.........       11,040
                                                 -----------
                                                     585,583
                                                 -----------
            TOTAL COMMON STOCK (COST
              $23,836,698).....................   26,785,959
                                                 -----------
            REPURCHASE AGREEMENTS -- 7.7%
$2,232,261  Bear Stearns dated 6/30/04, due
              7/1/04 at 1.25% with a maturity
              value of $2,232,339 (fully
              collateralized by a U.S Treasury
              Bond)............................    2,232,261
                                                 -----------
            TOTAL REPURCHASE AGREEMENTS (COST
              $2,232,261)......................    2,232,261
                                                 -----------
            TOTAL INVESTMENTS (COST
              $26,068,959)(B) -- 100.5%........   29,018,220
            LIABILITIES IN EXCESS OF OTHER
              ASSETS -- (0.5)%.................     (137,925)
                                                 -----------
            NET ASSETS -- 100.0%...............  $28,880,295
                                                 ===========

---------------

*  Non-income producing security.

(a) All long positions are pledged, as collateral for securities sold short.

(b) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation....................  $3,326,463
    Unrealized depreciation....................    (377,202)
                                                 ----------
    Net unrealized appreciation................  $2,949,261
                                                 ==========

                         See the accompanying notes to the financial statements.

                           Laudus Variable Insurance Trust Semiannual Report  13

Financial Statements

Statement of Securities Sold Short

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND as of 6/30/04 (Unaudited)

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK -- 91.9%
            AIRCRAFT -- 0.1%
  2,800     BE Aerospace, Inc.*................  $    21,224
                                                 -----------
            AIRLINES -- 1.8%
  5,600     AirTran Holdings, Inc.*............       79,184
  8,200     AMR Corp.*.........................       99,302
  3,200     Atlantic Coast Airlines Holdings,
              Inc.*............................       18,368
  6,000     Continental Airlines, Inc., Class
              B*...............................       68,220
  3,300     Delta Air Lines, Inc.*.............       23,496
  1,600     Frontier Airlines, Inc.*...........       17,408
  5,400     JetBlue Airways Corp.*.............      158,652
  5,900     Northwest Airlines Corp.*..........       65,608
                                                 -----------
                                                     530,238
                                                 -----------
            AUTOS -- 0.9%
  3,000     Collins & Aikman Corp.*............       16,770
  4,600     Gentex Corp. ......................      182,528
    100     Quantum Fuel Systems Technologies
              Worldwide, Inc.*.................          608
  1,700     Superior Industries International,
              Inc. ............................       56,865
  2,400     Tower Automotive, Inc.*............        8,736
                                                 -----------
                                                     265,507
                                                 -----------
            BANKS -- 6.0%
  9,700     AmeriCredit Corp.*.................      189,441
    400     Banc Corp.*........................        2,604
  3,100     Brookline Bancorp, Inc. ...........       45,477
  2,000     Capitol Federal Financial..........       59,800
  4,400     CharterMac.........................       86,504
  2,177     CVB Financial Corp. ...............       47,415
  7,200     Downey Financial Corp. ............      383,400
  1,100     Financial Federal Corp.*...........       38,786
  1,800     InterCept, Inc.*...................       29,484
  3,700     Leucadia National Corp. ...........      183,890
  6,300     Old National Bancorp...............      156,429
    500     Park National Corp. ...............       63,855
  2,100     Southwest Bancorp of Texas,
              Inc. ............................       92,652
    300     Sovereign Bancorp, Inc. ...........        6,630
    400     Student Loan Corp. ................       54,600
    400     Temple-Inland, Inc. ...............       27,700
  7,400     Valley National Bancorp............      187,072
  1,200     Westamerica Bancorp................       62,940
                                                 -----------
                                                   1,718,679
                                                 -----------
            BIOTECHNOLOGY -- 3.2%
  1,600     ABIOMED, Inc.*.....................       20,128
  2,000     Alexion Pharmaceuticals, Inc.*.....       37,200
    800     Avigen, Inc.*......................        2,696
  1,700     BioCryst Pharmaceuticals, Inc.*....       11,730
  4,800     Biomarin Pharmaceutical, Inc.*.....       28,800
  3,200     Cell Genesys, Inc.*................       33,248
  3,900     Charles River Laboratories,
              Inc.*............................      190,593
 10,948     Human Genome Sciences, Inc.*.......      127,325
  4,000     ICOS Corp.*........................      119,360
  1,000     Kosan Biosciences, Inc.*...........        7,900
  3,700     Lexicon Genetics, Inc.*............       29,008

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, BIOTECHNOLOGY continued
  2,700     Myriad Genetics, Inc.*.............  $    40,284
  2,700     Neurocrine Biosciences, Inc.*......      139,995
  1,000     Novavax, Inc.*.....................        5,390
  3,400     PRAECIS Pharmaceuticals, Inc.*.....       12,920
    900     Progenics Pharmaceuticals, Inc.*...       15,156
  1,000     Repligen Corp.*....................        2,460
  2,500     Sanagamo BioSciences, Inc.*........       15,050
  2,700     Seattle Genetics, Inc.*............       18,981
  2,500     Telik, Inc.*.......................       59,675
                                                 -----------
                                                     917,899
                                                 -----------
            BUILDING -- 1.0%
  1,300     Chemed Corp. ......................       63,050
    900     EMCOR Group, Inc.*.................       39,582
  3,000     Jacobs Engineering Group, Inc.*....      118,140
  1,400     MasTec, Inc.*......................        7,602
    600     Matrix Service Co.*................        5,490
    800     Modtech Holdings, Inc.*............        6,176
  1,700     Palm Harbor Homes, Inc.*...........       30,141
  4,700     Quanta Services, Inc.*.............       29,234
                                                 -----------
                                                     299,415
                                                 -----------
            CELLULAR -- 0.0%
  1,100     Centennial Communications Corp.*...        7,865
  1,400     Triton PCS Holdings, Inc., Class
              A*...............................        6,104
                                                 -----------
                                                      13,969
                                                 -----------
            CHEMICALS -- 2.7%
  1,000     BioSphere Medical, Inc.*...........        3,200
 13,700     Goodyear Tire & Rubber Co.*........      124,533
  3,500     IMC Global, Inc. ..................       46,900
  4,000     International Flavors & Fragrances,
              Inc. ............................      149,600
  4,900     Lyondell Chemical Co. .............       85,211
  2,700     Millennium Chemicals, Inc.*........       46,764
    900     North American Scientific, Inc.*...        7,560
  1,000     Scotts Co., Class A*...............       63,880
  7,700     USEC, Inc. ........................       67,529
  2,700     Valhi, Inc. .......................       30,699
  2,400     Valspar Corp. .....................      121,056
  1,537     WD-40 Co. .........................       46,018
                                                 -----------
                                                     792,950
                                                 -----------
            COMPUTERS -- 0.2%
  5,900     Cray, Inc.*........................       39,058
  1,400     Gateway, Inc.*.....................        6,300
    900     Omnicell, Inc.*....................       13,149
                                                 -----------
                                                      58,507
                                                 -----------
            CONSTRUCTION MATERIALS -- 0.5%
  2,200     Apogee Enterprises, Inc. ..........       22,880
    600     Nanophase Technologies Corp.*......        4,482
  7,300     Owens-Illinois, Inc.*..............      122,348
                                                 -----------
                                                     149,710
                                                 -----------

See the accompanying notes to the financial statements.

Financial Statements--Statement of Securities Sold Short continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (Unaudited)

14  Laudus Variable Insurance Trust Semiannual Report

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK continued
            DEFENSE -- 1.0%
  1,700     Alliant Techsystems, Inc.*.........  $   107,678
  1,800     DRS Technologies, Inc.*............       57,420
  1,900     Garmin, Ltd. ......................       70,376
  3,000     GenCorp, Inc. .....................       40,170
    300     I D Systems, Inc.*.................        4,521
    500     KVH Industries, Inc.*..............        6,365
                                                 -----------
                                                     286,530
                                                 -----------
            DRUGS -- 4.4%
  1,700     Able Laboratories, Inc.*...........       34,952
  1,100     Adolor Corp.*......................       13,948
  6,000     Alkermes, Inc.*....................       81,600
  7,600     Amylin Pharmaceuticals, Inc.*......      173,279
  2,700     AtheroGenics, Inc.*................       51,381
    600     Bone Care International, Inc.*.....       14,052
    350     Cellegy Pharmaceuticals, Inc.*.....        1,348
    500     Cerus Corp.*.......................        1,200
  1,700     Cubist Pharmaceuticals, Inc.*......       18,870
  1,700     CuraGen Corp.*.....................       10,217
  2,200     CV Therapeutics, Inc.*.............       36,872
  1,100     DepoMed, Inc.*.....................        5,445
  3,800     Discovery Laboratories, Inc.*......       36,442
  1,000     Emisphere Technologies, Inc.*......        4,100
  2,300     Enzo Biochem, Inc.*................       34,500
  3,300     Enzon Pharmaceuticals, Inc.*.......       42,108
  1,700     Epix Medical, Inc.*................       35,870
  1,400     Guilford Pharmaceuticals, Inc.*....        6,650
  3,000     ImmunoGen, Inc.*...................       18,330
  2,100     Immunomedics, Inc.*................       10,227
  1,800     Indevus Pharmaceuticals, Inc.*.....       11,070
  2,800     Inspire Pharmaceuticals, Inc.*.....       46,816
  4,400     Isis Pharmaceuticals, Inc.*........       25,256
  1,600     Neose Technologies, Inc.*..........       13,328
  1,777     Neurogen Corp.*....................       13,292
  2,800     NPS Pharmaceuticals, Inc.*.........       58,800
    800     OXiGENE, Inc.*.....................        5,040
  1,983     Pain Therapeutics, Inc.*...........       15,983
  1,600     Penwest Pharmaceuticals Co.*.......       20,496
  1,600     Pharmacyclics, Inc.*...............       16,272
  3,800     Protein Design Labs, Inc.*.........       72,694
  3,009     SciClone Pharmaceuticals, Inc.*....       15,376
  3,200     Sepracor, Inc.*....................      169,280
  2,200     Tanox, Inc.*.......................       41,954
  1,200     Transkaryotic Therapies, Inc.*.....       17,952
    200     United Therapeutics Corp.*.........        5,130
  2,600     Vertex Pharmaceuticals, Inc.*......       28,184
  2,000     Vical, Inc.*.......................       11,660
  4,000     XOMA, Ltd.*........................       17,920
  1,200     ZymoGenetics, Inc.*................       22,800
                                                 -----------
                                                   1,260,694
                                                 -----------
            DURABLES -- 0.0%
    600     Rockford Corp.*....................        2,700
                                                 -----------

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK continued
            ELECTRIC UTILITIES -- 3.3%
  8,700     Allegheny Energy, Inc.*............  $   134,067
 11,800     CMS Energy Corp.*..................      107,734
  9,200     DPL, Inc. .........................      178,664
  1,967     Otter Tail Corp. ..................       52,834
 10,300     Pepco Holdings, Inc. ..............      188,284
  5,500     Puget Energy, Inc. ................      120,505
 13,300     TECO Energy, Inc. .................      159,467
                                                 -----------
                                                     941,555
                                                 -----------
            FINANCIAL INVESTMENTS -- 0.3%
  1,900     Macrovision Corp.*.................       47,557
  2,400     Marvel Enterprises, Inc.*..........       46,848
                                                 -----------
                                                      94,405
                                                 -----------
            FOOD -- 0.9%
    900     American Italian Pasta Co., Class
              A................................       27,432
    200     Bridgford Foods Corp. .............        1,680
    400     Cagle's, Inc., Class A*............        5,540
    200     Coca-Cola Bottling Co. ............       11,578
  1,400     Coca-Cola Enterprises, Inc. .......       40,586
  2,800     Delta & Pine Land Co. .............       61,460
    500     Fresh Del Monte Produce, Inc. .....       12,635
    700     Tasty Baking Co. ..................        6,608
  2,400     Tootsie Roll Industries, Inc. .....       78,000
                                                 -----------
                                                     245,519
                                                 -----------
            HEALTH -- 2.6%
  2,100     AMERIGROUP Corp.*..................      103,320
  2,800     Array BioPharma, Inc.*.............       22,260
    200     Bio-Reference Labs, Inc.*..........        2,652
    900     LabOne, Inc.*......................       28,602
  4,524     Lincare Holdings, Inc.*............      148,659
  1,400     Odyssey Healthcare, Inc.*..........       26,348
  1,700     Province Healthcare Co.*...........       29,155
    700     Specialty Laboratories, Inc.*......        6,272
 10,900     Tenet Healthcare Corp.*............      146,169
  1,200     U.S. Physical Therapy, Inc.*.......       16,452
  4,100     Universal Health Services, Inc.,
              Class B..........................      188,149
  1,100     VistaCare, Inc., Class A*..........       20,405
                                                 -----------
                                                     738,443
                                                 -----------
            HOUSEHOLD -- 1.3%
  6,300     Herman Miller, Inc. ...............      182,322
    800     Leapfrog Enterprises, Inc.*........       15,912
  7,400     Pactiv Corp.*......................      184,556
                                                 -----------
                                                     382,790
                                                 -----------
            INSTRUMENTS -- 2.7%
  5,900     Applera Corp. .....................      128,325
  3,500     Cepheid, Inc.*.....................       40,390
  1,086     Cholestech Corp.*..................        8,851
  2,200     Ciphergen Biosystems, Inc.*........       16,104
    600     Closure Medical Corp.*.............       15,066
    600     Conceptus, Inc.*...................        6,750
  1,300     Cyberonics, Inc.*..................       43,368
    300     Daxor Corp.*.......................        6,465

                         See the accompanying notes to the financial statements.

Financial Statements--Statement of Securities Sold Short continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (Unaudited)

                           Laudus Variable Insurance Trust Semiannual Report  15

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, INSTRUMENTS continued
  2,100     FEI Co.*...........................  $    50,211
  2,500     Illumina, Inc.*....................       15,875
    900     Integra LifeSciences Holdings*.....       31,743
    600     Intuitive Surgical, Inc.*..........       11,400
  2,100     Ixia*..............................       20,664
  1,800     Kyphon, Inc.*......................       50,724
  1,700     Luminex Corp.*.....................       17,102
  3,000     Orasure Technologies, Inc.*........       29,190
    700     Photon Dynamics, Inc.*.............       24,549
  2,100     Quidel Corp.*......................       12,369
  2,300     Regeneration Technologies, Inc.*...       24,679
  2,000     ResMed, Inc.*......................      101,920
  1,200     Rita Medical Systems, Inc.*........        5,112
  1,800     STAAR Surgical Co.*................       14,040
    700     Synovis Life Technologies, Inc.*...        7,525
    100     Vascular Solutions, Inc.*..........        1,037
  3,700     VISX, Inc.*........................       98,864
                                                 -----------
                                                     782,323
                                                 -----------
            INSURANCE -- 2.8%
    700     American Physicians Capital,
              Inc.*............................       16,205
  4,000     Brown & Brown, Inc. ...............      172,399
  1,100     Centene Corp.*.....................       42,405
    963     Citizens, Inc.*....................        7,897
  4,100     CNA Financial Corp.*...............      121,319
    700     CorVel Corp.*......................       19,845
  7,947     First Health Group Corp.*..........      124,053
  2,300     Harleysville Group, Inc. ..........       43,355
  2,700     Hilb, Rogal & Hamilton Co. ........       96,336
    100     Stewart Information Services
              Corp. ...........................        3,377
    300     U.S.I. Holdings Corp.*.............        4,740
  8,800     UnumProvident Corp. ...............      139,920
  1,600     Vesta Insurance Group, Inc. .......       10,352
                                                 -----------
                                                     802,203
                                                 -----------
            IT HARDWARE -- 4.1%
    700     Advanced Energy Industries,
              Inc.*............................       11,004
  1,200     ANADIGICS, Inc.*...................        6,191
  1,200     ATMI, Inc.*........................       32,772
  6,800     Cirrus Logic, Inc.*................       40,868
  1,200     Cohu, Inc. ........................       22,848
  1,600     EMCORE Corp.*......................        5,216
  1,900     Energy Conversion Devices, Inc.*...       21,394
  2,000     Helix Technology Corp. ............       42,660
  1,700     Hutchinson Technology, Inc.*.......       41,803
    750     Ibis Technology Corp.*.............        4,560
  3,400     Integrated Circuit Systems,
              Inc.*............................       92,344
  3,100     KEMET Corp.*.......................       37,882
  1,700     LTX Corp.*.........................       18,377
    800     Metalink, Ltd.*....................        5,680
  3,100     Micrel, Inc.*......................       37,665
    500     Micro Linear Corp.*................        2,850
  4,648     Microchip Technology, Inc. ........      146,598
  7,200     NVIDIA Corp.*......................      147,599
  2,100     Pericom Semiconductor Corp.*.......       22,491
  2,500     Power-One, Inc.*...................       27,450
  7,200     Rambus, Inc.*......................      127,944
  2,100     Semtech Corp.*.....................       49,434

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, IT HARDWARE continued
    800     SIPEX Corp.*.......................  $     4,560
  9,916     Skyworks Solutions, Inc.*..........       86,567
    900     Supertex, Inc.*....................       14,706
  1,700     Synaptics, Inc.*...................       32,555
  1,900     Universal Display Corp.*...........       20,406
  1,900     Vicor Corp.*.......................       34,713
    600     Virage Logic Corp.*................        5,460
  4,500     Vitesse Semiconductor Corp.*.......       21,960
    600     Vyyo, Inc.*........................        3,882
  3,556     Westell Technologies, Inc.*........       18,136
    900     White Electronic Designs Corp.*....        4,716
                                                 -----------
                                                   1,193,291
                                                 -----------
            LIQUOR & TOBACCO -- 0.1%
  4,200     DIMON, Inc. .......................       24,024
                                                 -----------
            MACHINERY -- 3.3%
    500     3D Systems Corp.*..................        5,720
  1,200     AGCO Corp.*........................       24,444
    900     Columbus McKinnon Corp.*...........        6,363
  1,188     CUNO, Inc.*........................       63,380
    200     Donaldson Co., Inc. ...............        5,860
  2,300     Fedders Corp. .....................       10,005
  4,800     Federal Signal Corp. ..............       89,328
  4,500     Flowserve Corp.*...................      112,230
    598     Franklin Electric Co., Inc. .......       22,580
  4,000     FuelCell Energy, Inc.*.............       46,720
  2,500     Global Power Equipment Group,
              Inc.*............................       20,050
  1,289     Intevac, Inc.*.....................       11,433
  1,900     Ionics, Inc.*......................       53,675
    900     Lindsay Manufacturing Co. .........       21,618
  2,000     Manitowoc Co., Inc. ...............       67,700
    500     Milacron, Inc.*....................        2,000
  1,200     Mobile Mini, Inc.*.................       34,092
  7,400     Pall Corp. ........................      193,807
    200     SPX Corp. .........................        9,288
  3,500     Trinity Industries, Inc. ..........      111,265
  1,500     Wilson Greatbatch Technologies,
              Inc.*............................       41,925
                                                 -----------
                                                     953,483
                                                 -----------
            MEDIA -- 3.9%
  1,200     Catalina Marketing Corp.*..........       21,948
  1,300     Crown Media Holdings, Inc., Class
              A*...............................       11,076
  1,900     Dow Jones & Co., Inc. .............       85,690
  1,800     E.W. Scripps Co., Class A..........      189,000
  1,500     Entercom Communications Corp.*.....       55,950
    500     Fisher Communications, Inc.*.......       25,165
  2,400     Journal Register Co.*..............       48,000
  2,700     Knight-Ridder, Inc. ...............      194,400
  2,000     Lamar Advertising Corp.*...........       86,700
    700     McClatchy Co., Class A.............       49,105
  1,600     Pixar, Inc.*.......................      111,216
    700     Quixote Corp. .....................       14,035
  2,272     Scholastic Corp.*..................       68,046

See the accompanying notes to the financial statements.

Financial Statements--Statement of Securities Sold Short continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (Unaudited)

16  Laudus Variable Insurance Trust Semiannual Report

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, MEDIA continued
  3,100     Spanish Broadcasting System, Inc.,
              Class A*.........................  $    28,861
    700     Standard Register Co. .............        8,330
  4,000     Valassis Communications, Inc.*.....      121,880
  1,100     Young Broadcasting, Inc., Class
              A*...............................       14,465
                                                 -----------
                                                   1,133,867
                                                 -----------
            METALS -- 2.9%
  1,400     A. M. Castle & Co.*................       15,050
  6,200     AK Steel Holding Corp.*............       32,674
  7,000     Allegheny Technologies, Inc. ......      126,350
  2,100     American Superconductor Corp.*.....       27,468
  3,600     Apex Silver Mines, Ltd.*...........       61,380
  4,900     Freeport-McMoRan Copper & Gold,
              Inc., Class B....................      162,435
  3,400     General Cable Corp.*...............       29,070
    600     Hecla Mining Co.*..................        3,420
  2,500     Lone Star Technologies, Inc.*......       68,900
  4,900     Meridian Gold, Inc.*...............       63,553
  6,700     United States Steel Corp. .........      235,304
                                                 -----------
                                                     825,604
                                                 -----------
            MISCELLANEOUS FINANCIAL -- 1.4%
  2,000     eSPEED, Inc., Class A*.............       35,300
  3,000     Investment Technology Group,
              Inc.*............................       38,370
  8,800     Janus Capital Group, Inc. .........      145,112
  2,000     LaBranche & Co., Inc. .............       16,840
  4,400     W.P. Stewart & Co., Ltd. ..........       90,156
  2,900     Waddell & Reed Financial, Inc. ....       64,119
    200     Westwood Holdings Group, Inc. .....        3,600
                                                 -----------
                                                     393,497
                                                 -----------
            OFFICE MACHINERY -- 1.2%
  6,823     Adaptec, Inc.*.....................       57,722
  7,100     Brocade Communications Systems,
              Inc.*............................       42,458
  1,900     Concord Camera Corp.*..............        6,270
    600     Diebold, Inc. .....................       31,722
  3,000     Dot Hill Systems Corp.*............       33,630
  1,700     Echelon Corp.*.....................       19,023
    900     Fargo Electronics, Inc.*...........        9,999
    300     General Binding Corp.*.............        4,647
  2,800     Immersion Corp.*...................       13,356
  2,800     InFocus Corp.*.....................       23,800
    700     Interlink Electronics, Inc.*.......        6,825
  3,900     Iomega Corp. ......................       21,762
    300     Maxtor Corp.*......................        1,989
  4,600     Pinnacle Systems, Inc.*............       32,890
    900     Qualstar Corp.*....................        5,508
    637     SCM Microsystems, Inc.*............        4,141
    700     SimpleTech, Inc.*..................        2,387
  2,000     X-Rite, Inc. ......................       29,080
                                                 -----------
                                                     347,209
                                                 -----------

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK continued
            OIL -- 0.7%
  2,400     ATP Oil & Gas Corp.*...............  $    18,408
  2,700     Forest Oil Corp.*..................       73,764
  1,100     Pioneer Natural Resources Co. .....       38,588
  4,700     Vintage Petroleum, Inc. ...........       79,759
                                                 -----------
                                                     210,519
                                                 -----------
            OIL DISTRIBUTION -- 0.2%
  8,200     El Paso Corp. .....................       64,616
                                                 -----------
            OIL SERVICES -- 2.4%
  6,500     BJ Services Co.*...................      297,960
  2,900     Cooper Cameron Corp.*..............      141,230
  1,800     Nabors Industries, Ltd.*...........       81,396
  2,700     Noble Corp.*.......................      102,303
  2,800     Rowan Cos., Inc.*..................       68,124
                                                 -----------
                                                     691,013
                                                 -----------
            OTHER UTILITIES -- 0.9%
    500     Clean Harbors, Inc.*...............        4,740
  3,500     Stericycle, Inc.*..................      181,090
  2,550     Waste Connections, Inc.*...........       75,633
                                                 -----------
                                                     261,463
                                                 -----------
            PAPER -- 1.7%
    500     Avery Dennison Corp. ..............       32,005
  1,700     Bowater, Inc. .....................       70,703
  1,800     Caraustar Industries, Inc.*........       25,398
  4,800     Longview Fibre Co.*................       70,704
  3,000     Plum Creek Timber Co. .............       97,740
  1,000     Pope & Talbot, Inc. ...............       19,770
  9,200     Smurfit-Stone Container Corp.*.....      183,540
                                                 -----------
                                                     499,860
                                                 -----------
            REAL ESTATE DEVELOPMENT -- 0.8%
  1,300     Forest City Enterprises, Inc.,
              Class A..........................       68,900
    800     Tejon Ranch Co.*...................       27,840
  3,100     The St. Joe Co. ...................      123,070
                                                 -----------
                                                     219,810
                                                 -----------
            REAL ESTATE INVESTMENT TRUSTS -- 8.7%
    200     Alexander's, Inc.*.................       33,548
  6,800     Apartment Investment & Management
              Co., Class A.....................      211,685
  4,400     Arden Realty, Inc. ................      129,404
  1,600     Associated Estates Realty Corp. ...       12,880
  1,400     Boston Properties, Inc. ...........       70,112
  3,600     BRE Properties, Inc., Class A......      125,100
  3,000     Camden Property Trust..............      137,400
  4,000     CarrAmerica Realty Corp. ..........      120,920
  1,800     CenterPoint Properties Trust.......      138,150
  1,500     Equity Inns, Inc. .................       13,935
  1,800     Essex Property Trust, Inc. ........      123,030
    400     First Industrial Realty Trust,
              Inc. ............................       14,752
  2,700     Gables Residential Trust...........       91,746
  3,800     General Growth Properties, Inc. ...      112,366
  1,800     Glimcher Realty Trust..............       39,816
  2,000     Highwoods Properties, Inc. ........       47,000

                         See the accompanying notes to the financial statements.

Financial Statements--Statement of Securities Sold Short continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (Unaudited)

                           Laudus Variable Insurance Trust Semiannual Report  17

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, REAL ESTATE INVESTMENT
              TRUSTS continued
  2,900     Liberty Property Trust.............  $   116,609
  2,000     Mack-Cali Realty Corp. ............       82,760
  1,800     Mid-America Apartment Communities,
              Inc. ............................       68,202
  3,300     Post Properties, Inc. .............       96,195
  2,300     Prime Group Realty Trust*..........       12,144
    700     Saul Centers, Inc. ................       22,477
  2,300     Shurgard Storage Centers, Inc.,
              Class A..........................       86,020
  2,500     Simon Property Group, Inc. ........      128,550
  2,100     Summit Properties, Inc. ...........       53,844
  1,200     Sun Communities, Inc. .............       45,180
    900     Tanger Factory Outlet Centers,
              Inc. ............................       35,190
  3,100     The Macerich Co. ..................      148,397
  7,800     United Dominion Realty Trust,
              Inc. ............................      154,284
  1,100     Weingarten Realty Investors........       34,408
                                                 -----------
                                                   2,506,104
                                                 -----------
            RETAIL -- 4.3%
  2,900     99 Cents Only Stores*..............       44,225
  2,400     AutoZone, Inc.*....................      192,240
  8,200     Carmax, Inc.*......................      179,334
  3,400     Christopher & Banks Corp. .........       60,214
    300     Cost Plus, Inc.*...................        9,735
  5,400     Dollar Tree Stores, Inc.*..........      148,122
  5,000     Family Dollar Stores, Inc. ........      152,100
  3,700     Fred's, Inc. ......................       81,733
  1,500     Great Atlantic & Pacific Tea
              Co.*.............................       11,490
  1,100     Kirkland's, Inc.*..................       13,123
    400     Mothers Work, Inc.*................        8,228
  2,600     Pathmark Stores, Inc.*.............       19,812
  2,300     Payless ShoeSource, Inc.*..........       34,293
    700     PC Connection, Inc.*...............        4,606
    400     PETCO Animal Supplies, Inc.*.......       12,884
    300     Pricesmart, Inc.*..................        1,875
  2,600     Too, Inc.*.........................       43,420
  1,900     Wet Seal, Inc.*....................        9,937
  1,100     Whitehall Jewellers, Inc.*.........        8,228
  5,800     Williams-Sonoma, Inc.*.............      191,168
    800     Wilsons The Leather Experts,
              Inc.*............................        3,112
  3,200     Winn-Dixie Stores, Inc. ...........       23,040
                                                 -----------
                                                   1,252,919
                                                 -----------
            SERVICES -- 4.5%
  3,700     ChoicePoint, Inc.*.................      168,942
  1,200     Clark, Inc.*.......................       22,260
    900     Coinstar, Inc.*....................       19,773
    500     Concorde Career Colleges, Inc.*....        8,745
  1,900     Convergys Corp.*...................       29,260
  4,000     Corinthian Colleges, Inc.*.........       98,960
    700     Corrections Corp. of America*......       27,643
  1,900     Cross Country Healthcare, Inc.*....       34,485
  3,500     deCODE genetics, Inc.*.............       29,750
  5,400     DeVry, Inc.*.......................      148,068
    800     Equifax, Inc. .....................       19,800
    700     Exact Sciences Corp.*..............        4,305
  4,700     Exelixis, Inc.*....................       47,423

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, SERVICES continued
  1,700     Hewitt Associates, Inc., Class
              A*...............................  $    46,750
    500     iPayment Holdings, Inc.*...........       20,500
  3,400     Iron Mountain, Inc.*...............      164,084
    900     Learning Tree International,
              Inc.*............................       13,059
  2,200     Maxygen, Inc.*.....................       23,254
    700     MTC Technologies, Inc.*............       18,074
  1,000     NetRatings, Inc.*..................       16,290
  3,400     Pharmaceutical Product Development,
              Inc.*............................      108,018
  1,600     Regeneron Pharmaceuticals, Inc.*...       16,848
    367     RemedyTemp, Inc., Class A*.........        4,441
    100     Rollins, Inc. .....................        2,301
  3,300     Syntroleum Corp.*..................       21,846
  1,000     The Advisory Board Co.*............       35,600
  3,600     Weight Watchers International,
              Inc.*............................      140,904
                                                 -----------
                                                   1,291,383
                                                 -----------
            SOAPS & COSMETICS -- 0.1%
  2,800     Playtex Products, Inc.*............       21,896
                                                 -----------
            SOFTWARE -- 6.9%
  1,600     ActivCard Corp.*...................       11,616
    400     Advent Software, Inc.*.............        7,228
  2,300     Affiliated Computer Services, Inc.,
              Class A*.........................      121,762
  2,100     Agile Software Corp.*..............       18,375
  1,000     Altiris, Inc.*.....................       27,610
  1,800     Anteon International Corp.*........       58,716
  8,300     BEA Systems, Inc.*.................       68,226
    600     CCC Information Services Group,
              Inc.*............................       10,074
  7,220     Citrix Systems, Inc.*..............      146,999
    100     Clarus Corp.*......................        1,157
    700     Computer Programs & Systems,
              Inc. ............................       14,266
  2,200     Digital Insight Corp.*.............       45,606
    800     Embarcadero Technologies, Inc.*....        9,888
    500     EPIQ Systems, Inc.*................        7,250
    900     FactSet Research Systems, Inc. ....       42,543
  2,500     Fair Isaac Corp. ..................       83,450
  3,500     Identix, Inc.*.....................       26,145
    471     Interwoven, Inc.*..................        4,757
    900     Intrado, Inc.*.....................       14,481
  5,400     Jack Henry & Associates, Inc. .....      108,540
    800     Kana Software, Inc.*...............        1,904
  2,700     Kronos, Inc.*......................      111,240
  2,100     Lawson Software, Inc.*.............       14,868
    400     Macromedia, Inc.*..................        9,820
  1,700     Manhattan Associates, Inc.*........       52,496
    600     ManTech International Corp., Class
              A*...............................       11,262
    800     Mercury Computer Systems, Inc.*....       19,840
  3,120     Mercury Interactive Corp.*.........      155,470
  1,950     National Instruments Corp. ........       59,768
  1,800     Network Engines, Inc.*.............        4,896
  1,800     Online Resources Corp.*............       12,204
    200     Packeteer, Inc.*...................        3,230
    300     PEC Solutions, Inc.*...............        3,579
    700     ProxyMed, Inc.*....................       11,802

See the accompanying notes to the financial statements.

Financial Statements--Statement of Securities Sold Short continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (Unaudited)

18  Laudus Variable Insurance Trust Semiannual Report

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, SOFTWARE continued
  3,856     RealNetworks, Inc.*................  $    26,375
  5,400     Reynolds & Reynolds Co., Class A...      124,902
  5,000     SEI Investments Co. ...............      145,200
  2,400     Selectica, Inc.*...................       11,400
  1,700     SERENA Software, Inc.*.............       32,453
    800     SM&A*..............................        6,920
  1,400     Sohu.com, Inc.*....................       27,832
  1,700     Tradestation Group, Inc.*..........       12,223
  3,000     TriZetto Group, Inc.*..............       20,100
    600     Ultimate Software Group, Inc.*.....        6,060
 13,300     Unisys Corp.*......................      184,603
    600     Verint Systems, Inc.*..............       20,532
  1,300     VitalWorks, Inc.*..................        4,498
  2,400     WebEx Communications, Inc.*........       52,224
  1,900     webMethods, Inc.*..................       16,283
                                                 -----------
                                                   1,992,673
                                                 -----------
            TELEPHONE -- 2.6%
  2,856     Alaska Communications Systems
              Group, Inc.*.....................       17,422
  9,100     American Tower Corp., Class A*.....      138,320
  9,300     Cincinnati Bell, Inc.*.............       41,292
 13,200     Citizens Communications Co.*.......      159,720
    760     Commonwealth Telephone Enterprises,
              Inc.*............................       34,025
    600     EchoStar Communications Corp.,
              Class A*.........................       18,450
  9,500     Gemstar-TV Guide International,
              Inc.*............................       45,600
    300     IDT Corp.*.........................        5,409
 11,000     Level 3 Communications, Inc.*......       39,050
    400     LodgeNet Entertainment Corp.*......        6,600
  2,800     Mediacom Communications Corp.*.....       21,896
  2,000     Net2Phone, Inc.*...................        9,060
  5,100     Primus Telecommunications Group,
              Inc.*............................       25,908
     49     SureWest Communications............        1,548
  2,600     TALK America Holdings, Inc.*.......       19,942
  3,100     Time Warner Telecom, Inc., Class
              A*...............................       12,989
 19,200     UnitedGlobalCom, Inc.*.............      139,392
                                                 -----------
                                                     736,623
                                                 -----------
            TEXTILES -- 1.0%
  5,000     Cintas Corp. ......................      238,350
    700     Columbia Sportswear Co.*...........       38,234
    400     Gymboree Corp.*....................        6,144
    800     OshKosh B'Gosh, Inc., Class A......       19,976
                                                 -----------
                                                     302,704
                                                 -----------

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK continued
            TRANSPORTATION -- 1.4%
  2,000     C.H. Robinson Worldwide, Inc. .....  $    91,680
  1,800     Expeditors International of
              Washington, Inc. ................       88,938
  1,200     GulfMark Offshore, Inc.*...........       18,936
    229     Heartland Express, Inc. ...........        6,265
  5,900     Kansas City Southern*..............       91,450
  1,000     Knight Transportation, Inc.*.......       28,730
    500     P.A.M. Transportation Services,
              Inc.*............................        9,550
  2,200     Pacer International, Inc.*.........       40,700
  1,700     Swift Transportation Co., Inc.*....       30,515
                                                 -----------
                                                     406,764
                                                 -----------
            TRAVEL & ENTERTAINMENT -- 2.0%
  2,000     Buca, Inc.*........................       10,660
    500     California Pizza Kitchen, Inc.*....        9,580
    600     Champps Entertainment, Inc.*.......        4,956
    500     Churchill Downs, Inc. .............       20,350
  1,100     Gaylord Entertainment Co.*.........       34,529
  3,800     Krispy Kreme Doughnuts, Inc.*......       72,542
  2,400     P.F. Chang's China Bistro, Inc.*...       98,760
  2,000     Panera Bread Co., Class A*.........       71,760
  6,800     Six Flags, Inc.*...................       49,368
  4,000     The Cheesecake Factory, Inc.*......      159,160
  2,000     Westwood One, Inc.*................       47,600
                                                 -----------
                                                     579,265
                                                 -----------
            WHOLESALE -- 1.1%
  1,500     Advanced Marketing Services,
              Inc. ............................       19,365
  4,300     AmerisourceBergen Corp. ...........      257,054
    272     D & K Healthcare Resources,
              Inc. ............................        3,264
    400     Park-Ohio Holdings Corp.*..........        4,720
  2,600     Stewart & Stevenson Services,
              Inc. ............................       46,592
                                                 -----------
                                                     330,995
                                                 -----------
            TOTAL SECURITIES SOLD SHORT
              (PROCEEDS $25,763,333) -- 91.9%..  $26,544,842
                                                 ===========

---------------

* Non-income producing security.

                         See the accompanying notes to the financial statements.

                           Laudus Variable Insurance Trust Semiannual Report  19

Financial Statements

Statement of Assets and Liabilities as of 6/30/04

                                                               LAUDUS ROSENBERG
                                                                   VIT VALUE
                                                               LONG/SHORT EQUITY
                                                                     FUND
                                                               -----------------
                                                                  (UNAUDITED)
ASSETS:
Investments, at cost........................................      $26,068,959
                                                                  ===========
Investments, at value.......................................      $26,785,959
Deposits with broker and custodian bank for securities sold
  short.....................................................       26,342,421
Repurchase agreements, at amortized cost....................        2,232,261
Dividends and interest receivable...........................           28,063
Receivable for securities sold short........................            4,537
Receivable for investments sold.............................          244,492
Prepaid expenses............................................            1,925
                                                                  -----------
    Total Assets............................................       55,639,658
                                                                  -----------
LIABILITIES:
Securities sold short, proceeds.............................      $25,763,333
                                                                  ===========
Securities sold short.......................................      $26,544,842
Payable for investments purchased...........................           14,502
Payable to cover securities sold short......................           79,403
Accrued expenses and other liabilities:
  Manager fees..............................................           11,034
  Distribution fees.........................................            5,957
  Other accrued expenses....................................          103,625
                                                                  -----------
    Total Liabilities.......................................       26,759,363
                                                                  -----------
NET ASSETS..................................................      $28,880,295
                                                                  ===========
NET ASSETS CONSIST OF:
Capital.....................................................      $28,773,314
Undistributed net investment loss...........................         (120,838)
Accumulated net realized loss on investments and securities
  sold short................................................       (1,939,933)
Net unrealized appreciation on investments and securities
  sold short................................................        2,167,752
                                                                  -----------
NET ASSETS..................................................      $28,880,295
                                                                  ===========
Class 2:
Shares Outstanding..........................................        2,930,262
Net Asset Value, Offering Price and Redemption Price per
  Share.....................................................      $      9.86
                                                                  ===========

See the accompanying notes to the financial statements.

20  Laudus Variable Insurance Trust Semiannual Report

Financial Statements

Statement of Operations for the period ended 6/30/04

                                                               LAUDUS ROSENBERG
                                                                   VIT VALUE
                                                               LONG/SHORT EQUITY
                                                                     FUND
                                                               -----------------
                                                                  (UNAUDITED)
INVESTMENT INCOME:
  Dividends.................................................      $    98,843
  Interest..................................................           67,160
                                                                  -----------
    Total Investment Income.................................          166,003
                                                                  -----------
EXPENSES:
  Manager fees..............................................          145,824
  Administration fees.......................................              353
  Distribution and shareholder service fees -- Class 2......           24,304
  Fund accounting fees......................................           30,880
  Professional fees.........................................           67,009
  Custodian fees............................................            5,536
  Printing fees.............................................           60,938
  Dividend expense for securities sold short................           93,381
  Other expenses............................................            3,955
                                                                  -----------
    Total expenses before waivers/reimbursements............          432,180
    Less expenses waived/reimbursed by the Manager..........         (145,339)
                                                                  -----------
    Net Expenses............................................          286,841
                                                                  -----------
NET INVESTMENT LOSS.........................................         (120,838)
                                                                  -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS AND
  SECURITIES SOLD SHORT
    Net realized gains on investments.......................          372,944
    Net realized losses on securities sold short............       (1,227,741)
    Change in net unrealized appreciation on investments and
      securities sold short.................................        1,352,433
                                                                  -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
  AND SECURITIES SOLD SHORT.................................          497,636
                                                                  -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............      $   376,798
                                                                  ===========

                         See the accompanying notes to the financial statements.

                           Laudus Variable Insurance Trust Semiannual Report  21

Financial Statements

Statements of Changes in Net Assets

                                                        LAUDUS ROSENBERG
                                                           VIT VALUE
                                                     FUND LONG/SHORT EQUITY
                                          --------------------------------------------
                                                                     FOR THE PERIOD
                                            SIX MONTHS ENDED         MAY 1, 2003 TO
                                             JUNE 30, 2004         DECEMBER 31, 2003
                                          --------------------    --------------------
                                              (UNAUDITED)
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss...................      $   (120,838)           $    (53,214)
  Net realized losses from:
    Investments and securities sold
      short.............................          (854,797)             (1,081,812)
  Change in unrealized appreciation
    from:
    Investments and securities sold
      short.............................         1,352,433                 815,319
                                              ------------            ------------
    Change in net assets resulting from
      operations........................           376,798                (319,707)
                                              ------------            ------------
CAPITAL TRANSACTIONS:
Class 2:
  Proceeds from shares issued...........        36,649,027              22,290,931
  Cost of shares redeemed...............       (17,653,901)            (12,462,853)
                                              ------------            ------------
    Change in net assets resulting from
      capital transactions..............        18,995,126               9,828,078
                                              ------------            ------------
Change in net assets....................        19,371,924               9,508,371
                                              ------------            ------------
NET ASSETS:
  Beginning of period...................         9,508,371                      --
                                              ------------            ------------
  End of period.........................      $ 28,880,295            $  9,508,371
                                              ============            ============
  Undistributed net investment loss.....      $   (120,838)           $         --
                                              ============            ============
SHARE TRANSACTIONS:
Class 2:
  Shares issued.........................         3,745,486               2,281,031
  Shares redeemed.......................        (1,801,713)             (1,294,542)
                                              ------------            ------------
Net increase in shares..................         1,943,773                 986,489
                                              ============            ============

See the accompanying notes to the financial statements.

22  Laudus Variable Insurance Trust Semiannual Report

Financial Statements

Financial Highlights

Selected data for a share outstanding throughout the period indicated.

                                                                 FOR THE PERIOD
                                          SIX MONTHS ENDED       MAY 1, 2003 TO
                                           JUNE 30, 2004      DECEMBER 31, 2003(1)
                                          ----------------    --------------------
                                            (UNAUDITED)
CLASS 2
VIT VALUE LONG/SHORT EQUITY FUND
Net asset value, beginning of period....      $  9.64                $10.00
Investment activities:
  Net investment loss...................        (0.04)                (0.05)
  Net realized and unrealized
    gains/(losses) on investments and
    securities sold short...............         0.26                 (0.31)
                                              -------                ------
  Total from investment activities......         0.22                 (0.36)
                                              -------                ------
  Net asset value, end of period........      $  9.86                $ 9.64
                                              =======                ======
  Total return(2).......................         2.28%                (3.60)%
RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
  Net Assets at end of period (000's)...      $28,880                $9,508
  Net investment loss net of
    waivers/reimbursements(3)...........        (1.24)%               (0.90)%
  Expenses before
    waivers/reimbursements(3)...........         4.44%                 7.55%
  Expenses net of
    waivers/reimbursements(3)...........         2.95%                 2.98%
  Expenses (excluding dividend expense)
    net of waivers/reimbursements(3)....         1.99%                 2.00%
  Portfolio turnover rate...............        58.56%               130.89%

---------------

(1) From commencement of operations.

(2) Not annualized for periods less than one year.

(3) Annualized for periods less than one year.

                         See the accompanying notes to the financial statements.

                           Laudus Variable Insurance Trust Semiannual Report  23

Financial Statements

Notes to Financial Statements as of June 30, 2004 (Unaudited)

1. ORGANIZATION.

Laudus Variable Insurance Trust, formerly Barr Rosenberg Variable Insurance Trust (the "Trust") was established as a Massachusetts business trust under the laws of Massachusetts on March 2, 1998. The Trust is an open-end diversified management investment company offering one portfolio: Laudus Rosenberg VIT Value Long/Short Equity Fund (the "Fund"). The Fund currently offers only Class 2 Shares.

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION

The Fund uses approved pricing services to provide values for its portfolio securities. Current market values are generally determined by the approved pricing services as follows: securities traded on stock exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded (closing values), or, lacking any sales, at the mean between the bid and ask prices; securities traded in the over-the-counter market are valued at the last sales price that day, or, if there are no sales that day, at the mean between the bid and ask prices. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Securities may be fair valued pursuant to procedures approved by the Fund's Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears incorrect or events occur prior to the close of the New York Stock Exchange (NYSE) that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the Fund pursuant to the procedures.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

Changes in holding of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date. Interest income is recorded as earned and includes premium amortization and discount accretion.

REAL ESTATE INVESTMENT TRUSTS

The Fund owns shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

REPURCHASE AGREEMENTS

In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The Fund's repurchase agreements will be fully collateralized by U.S. Treasury Bonds. All collateral is held by the Fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Financial Statements--Notes to Financial Statements continued

24  Laudus Variable Insurance Trust Semiannual Report

SHORT SALES

The Fund is authorized to engage in short sales. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed the market value of securities sold short recorded in the Statement of Assets and Liabilities. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account at the Custodian with cash, U.S. Government Securities and/or securities held long to sufficiently cover its short positions on a daily basis. The collateral for the securities sold short includes the Deposits with Broker as shown in the Statement of Assets and Liabilities and the securities held long as shown in the Statement of Portfolio Investments.

DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions are made annually on a tax basis, which may differ, from distribution amounts determined under accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for REITS, and wash sales for book and tax purposes.

FEDERAL INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

3. MANAGEMENT, ADMINISTRATION, FUND ACCOUNTING, DISTRIBUTION AND SHAREHOLDER SERVICE AGREEMENTS.

Charles Schwab Investment Management, Inc. (the "Manager") provides advisory and management services to the Fund under a management contract. The Manager is entitled to a fee, computed daily and paid monthly, at the annual rate of 1.50% of the Fund's average net assets.

Pursuant to a portfolio management agreement with AXA Rosenberg Investment Management LLC (AXARIM) and the Manager, AXARIM provides investment advisory services as the subadviser for the Fund.

Prior to January 30, 2004 AXRIM provided advisory and management services to the Fund and was entitled to a fee, computed daily and paid monthly, at the annual rate of 1.50% of the Fund's average net assets.

As of January 30, 2004, the Manager has contractually agreed until December 31, 2007, to maintain an operating expense ratio of 1.99% for Class 2 using the Fund's average net assets, excluding extraordinary expenses, dividends on securities sold short and, to the extent applicable, distribution and shareholder service fees. Prior to January 30, 2004, AXARIM had contractually agreed until December 31, 2007, to maintain an operating expense ratio of 2.00% for Class 2 using the Fund's average net assets, excluding nonrecurring account fees, extraordinary expenses, dividends on securities sold short and distribution and shareholder service fees.

Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that, from time to time through the next two fiscal years, the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. As of June 30, 2004, the balance of recoupable expense is $121,911, which represents waivers and reimbursements since January 30, 2004. Waivers and reimbursements made prior to January 30, 2004 expired.

BISYS Fund Services Ohio, Inc. ("BISYS" or the "Administrator",) a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's administrator and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fund level fee, computed daily and paid monthly, based upon

Financial Statements--Notes to Financial Statements continued

                           Laudus Variable Insurance Trust Semiannual Report  25

the following schedule: 0.00% of average net assets from $0 to $25 million, 0.09% of average net assets from $25 million to $500 million, 0.07% on the next $500 million of average net assets, and 0.04% of average net assets over $1 billion.

BISYS also serves the Fund as fund accountant and transfer agent. Under the terms of separate agreements, BISYS is entitled to receive a fixed fee per fund for accounting and a per account fee, subject to a minimum charge, for transfer agent services including the reimbursement of certain costs.

The Trust has adopted a Distribution and Shareholder Service Plan for its Class 2 Shares pursuant to Rule 12b-1 under the 1940 Act. The Class 2 Shares of the Fund are sold on a continuous basis by the Trust's Distributor, Laudus Distributor, Inc. (the "Distributor",) an indirect wholly-owned subsidiary of The BISYS Group, Inc. Under the Distribution and Shareholder Service Plan, the Fund pays the Distributor for expenses primarily intended to result in the sale of the Class 2 Shares. The annual Distribution and Shareholder Service Fee consists of up to 0.25% of the respective average daily net assets of the Class 2 Shares.

Certain officers and a Trustee of the Trust are affiliated with the Manager or Administrator. The Trust does not pay any compensation to Officers or Trustees of the Trust who are interested persons of the Trust or Manager, as defined under the 1940 Act. Trustees of the Trust who are not interested persons of the Trust or Manager, as defined under the 1940 Act, each received a quarterly retainer of $7,590 (plus additional fees for each meeting attended). As of January 30, 2004, the quarterly retainer changed to $100 (plus additional fees for each meeting attended). Effective April 1, 2004, the Board approved a change to the retirement policy in recognition of services provided by the independent trustees of the Board of the Laudus Trust and the Laudus Variable Insurance Trust, adding a lump sum payment at retirement based on their years of service. After completing at least five years of service, a Trustee is eligible for the lump sum benefit equal to $10,000 times the combined number of years of service (as of the retirement date) on the Board.

4. SECURITY PURCHASES AND SALES.

For the period ended June 30, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                              PURCHASES       SALES
                             -----------   -----------
Laudus Rosenberg VIT Value
  Long/Short Equity Fund...  $26,184,711   $10,280,755

5. FEDERAL INCOME TAX INFORMATION.

As of the last tax year-end of December 31, 2003, the following net capital loss carryforwards, which are available to offset realized gains, are as follows:

                                EXPIRES 2011    TOTAL
                                ------------   --------
Laudus Rosenberg VIT Value
  Long/Short Equity Fund......    $617,013     $617,013

26  Laudus Variable Insurance Trust Semiannual Report

Trustees and Officers of Laudus Variable Insurance Trust as of 6/30/04

INTERESTED TRUSTEE:
-------------------------------------------------------------------------------------------------------------------
Name, Address* and                                             Number of
Age of Trustee; (Term                                          Portfolios in
of Office** and Length  Principal Occupation(s)                Fund Complex
of Time Served)         During Past Five Years                 Overseen       Other Directorships Held by Trustee
-------------------------------------------------------------------------------------------------------------------
Jeffrey M. Lyons(##)    Executive Vice President, Asset        62(***)        Mr. Lyons is also a Trustee of each
49                      Management Products & Services since                  portfolio of the Laudus Trust, The
(since 1/04)            September 2001, Charles Schwab & Co.,                 Charles Schwab Family of Funds,
                        Inc. Prior to September 2001, Mr.                     Schwab Investments, Schwab Annuity
                        Lyons was Executive Vice President,                   Portfolios and Schwab Capital Trust
                        Mutual Funds, Charles Schwab & Co.,                   (consisting of 49 portfolios).
                        Inc.
INDEPENDENT TRUSTEES:
-------------------------------------------------------------------------------------------------------------------
Mariann Byerwalter(+)   Chairman of JDN Corporate Advisory     62(***)        Ms. Byerwalter is also a Trustee of
43                      LLC. From 1996 to 2001, Ms.                           each portfolio of the Laudus Trust,
(since 1/04)            Byerwalter was the Vice President for                 The Charles Schwab Family of Funds,
                        Business Affairs and Chief Financial                  Schwab Investments, Schwab Annuity
                        Officer of Stanford University and,                   Portfolios and Schwab Capital Trust
                        in 2001, Special Adviser to the                       (consisting of 49 portfolios). She is
                        President of Stanford University.                     on the Board of Trustees of Stanford
                                                                              University, America First Companies,
                                                                              Omaha, NE (venture capital/fund
                                                                              management), Redwood Trust, Inc.
                                                                              (mortgage finance), Stanford
                                                                              Hospitals and Clinics, SRI
                                                                              International (research), PMI Group,
                                                                              Inc. (mortgage insurance) and Lucile
                                                                              Packard Children's Hospital; Director
                                                                              until 2002, LookSmart, Ltd. (an
                                                                              Internet infrastructure company).
-------------------------------------------------------------------------------------------------------------------
William A. Hasler(+)    Co-Chief Executive Officer, Aphton     62(***)        Mr. Hasler is also a Trustee of each
62                      Corporation (bio-pharmaceuticals).                    portfolio of the Laudus Trust, The
(since 1/04)            Prior to August 1998, Mr. Hasler was                  Charles Schwab Family of Funds,
                        Dean of the Haas School of Business                   Schwab Investments, Schwab Annuity
                        at the University of California,                      Portfolios and Schwab Capital Trust
                        Berkeley (higher education).                          (consisting of 49 portfolios). He is
                                                                              on the Board of Directors of
                                                                              Solectron Corporation and is the
                                                                              Non-Executive Chairman
                                                                              (manufacturing). He is also on the
                                                                              Board of Directors of Airlease Ltd.
                                                                              (aircraft leasing), Mission West
                                                                              Properties (commercial real estate)
                                                                              and Digital Microwave Corporation (a
                                                                              network equipment corporation).
-------------------------------------------------------------------------------------------------------------------
Nils H. Hakansson(+)    Sylvan C. Coleman Professor of         13(#)          Mr. Hakansson is also a Trustee of
67                      Finance and Accounting Emeritus, Haas                 each portfolio of the Laudus Trust.
(since 3/00)            School of Business, University of
                        California, Berkeley, July 1969 to
                        June 2003.

(*)The mailing address of each of the Trustees is c/o Laudus Variable Insurance
   Trust, 3435 Stelzer Road, Columbus, OH 43219.

(**)
   There is no stated term of office for the Trustees of the Trust.

(***)
   This includes 49 SchwabFunds, 12 series of the Laudus Trust and the sole series of the Laudus Variable Insurance Trust.

(#)This includes 12 series of the Laudus Trust and the sole series of the Laudus
   Variable Insurance Trust.

(##)
   Mr. Lyons is an "interested person," as defined in the 1940 Act, because he is an employee of Charles Schwab & Co.

()+Member of the Audit Committee.

Trustees and Officers of Laudus Variable Insurance Trust continued

                                                                          Laudus
Variable Insurance Trust Semiannual Report  27

OFFICERS OF LAUDUS VARIABLE INSURANCE TRUST:

-------------------------------------------------------------------------------------------------------------------
Name, Address(*) and
Age of Officer; (Term of
Office(**) and Length         Position with
of Time Served)               the Trust                Principal Occupation During Past Five Years
-------------------------------------------------------------------------------------------------------------------
Jana Thompson, 45             President and Chief      Senior Vice President, Charles Schwab & Co., Inc. and CSIM,
(1/04-present)                Executive Officer        February 2004 to present; Vice President, Charles Schwab &
                                                       Co., Inc., 2000 to February 2004; Managing Director,
                                                       High-Yield Sales, Fleet Securities, Inc., 1998 to September
                                                       1999.
-------------------------------------------------------------------------------------------------------------------
Jeffrey Mortimer, 40          Vice President and       Senior Vice President and Chief Investment Officer,
(6/04-present)                Chief Investment         equities, CSIM, May 2004 to present; Vice President CSIM,
                              Officer                  1999 to May 2004; Portfolio Manager, CSIM 1997 to June 1999.
-------------------------------------------------------------------------------------------------------------------
David Rosenberg, 39           Vice President           Vice President, Investment Administration, CSIM, December
(6/04-present)                                         2001 to present; Director of Investment Management. CSIM,
                                                       1998 to December 2001.
-------------------------------------------------------------------------------------------------------------------
Bill Thomas, 42               Vice President           Senior Vice President, Charles Schwab & Co., Inc., Asset
(6/04-present)                                         Management Products and Services and Fund Administration,
                                                       May 2000 to present; Managing Director, Scudder Kemper
                                                       Investments, 1997 to 2000; National Sales Director, State
                                                       Street Global Advisors, 1994 to 1997.
-------------------------------------------------------------------------------------------------------------------
Alice Schulman, 54            Clerk                    Vice President & Assistant Secretary, CSIM, 2003 to present;
(1/04-present)                                         Assistant Secretary, The Charles Schwab Bank, N.A., 2003 to
                                                       present; Assistant Secretary, SchwabFunds, 2000 to present;
                                                       Director, Project Management, CSIM, 2000 to 2003;
                                                       Consultant, 1998 to 2000.
-------------------------------------------------------------------------------------------------------------------
Elizabeth Lawrence, 40        Vice President           Senior Vice President, BISYS Fund Services, 2001 to present;
(9/02-present)                                         Vice President and Senior Manager, Client Services and
                                                       Operations, PFPC, Inc., May 2000 to 2001; Director of Client
                                                       Services, PFPC, Inc., 1997 to May 2000.
-------------------------------------------------------------------------------------------------------------------
Troy Sheets, 33               Chief Financial Officer  Vice President of Financial Services, BISYS Fund Services,
(9/02-present)                                         2002 to present; Senior Manager, KPMG LLP, 2000 to 2002;
                                                       Manager, KPMG LLP, 1998 to 2000.
-------------------------------------------------------------------------------------------------------------------
Alison Baur, 40               Chief Legal Officer      Vice President, Charles Schwab & Co., Inc. since June 1999;
(1/04-present)                                         Associate General Counsel, Charles Schwab & Co., Inc. since
                                                       2003; Senior Corporate Counsel, Charles Schwab & Co., Inc.,
                                                       June 1999 to 2003; Chief Legal Officer & Secretary,
                                                       Excelsior Funds, 2001 to 2004; Chief Legal Officer,
                                                       Excelsior Directional Hedge Fund and Excelsior Private
                                                       Equity Funds, 2001 to 2004; Associate General Counsel,
                                                       Grantham, Mayo, Van Otterloo & Co., LLC, 1997 to May 1999;
                                                       Clerk, GMO Trust, 1997 to May 1999.
-------------------------------------------------------------------------------------------------------------------
Ryan Louvar, 32               Clerk                    Counsel of Legal Services, BISYS Fund Services, 2000 to
(9/02-present)                                         present; Attorney, Hill, Farrer & Burrill LLP, 1999 to 2000.
-------------------------------------------------------------------------------------------------------------------
Alaina V. Metz, 37            Assistant Clerk          Chief Administrative Officer, BISYS Fund Services, 1995 to
(6/99-present)                                         present.

()*The mailing address of each of the officers is c/o Laudus Variable Insurance
   Trust, 3435 Stelzer Road, Columbus, OH 43219.

()**
   There is no stated term of office for the officers of the Trust.

   The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon written request, or by calling toll-free 1-866-452-8387.

28  Laudus Variable Insurance Trust Semiannual Report

Definitions, Terms and Other Information

90 DAY T-BILL is a short-term discounted, government debt instrument of 90-days or less, issued in $10,000 denominations that pay its face value at maturity. The government issues Treasury bills weekly.

ALPHA is a measure of a fund's risk-adjusted return. Alpha can be used to directly measure the value added or subtracted by a fund's manager. It is calculated by measuring the difference between a fund's actual returns and its expected performance given its level of market risk as measured by beta.

BETA is a measure of the volatility of a stock relative to the overall market. A beta of less than one indicates lower historical risk than the market; a beta of more than one indicates higher historical risk than the market.

PRICE EARNINGS RATIO is the price of a stock divided by its historical earnings per share.

PRICE TO BOOK compares the stock's market value to the value of the total assets less the total liabilities.

PRICE TO CASH FLOW is the price of a stock dividend by its reported cash flow per share.

RETURN ON EQUITY represents the amount earned on a company's common stock investment for a given period, calculated by dividing common stock equity into net income for the period after preferred stock dividends but before common stock dividends.

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, and represents approximately 8% of the total market capitalization of the Russell 3000 Index.

STANDARD & POOR'S 500(R) INDEX (S&P 500) is an unmanaged index measuring large-cap U.S. stock market performance, and includes a representative sample of leading companies in leading industries.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by visiting the Securities and Exchange Commission's website at http://www.sec.gov or by contacting Laudus Funds at 866-452-8387.

                                                             [LAUDIS FUNDS LOGO]





--------------------------------------------------------------------------------
                                                 COMMAND PERFORMANCE(TM)
--------------------------------------------------------------------------------


FOR MORE INFORMATION ABOUT THE FUNDS:

ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street
San Francisco, California 94104

SUBADVISER
AXA Rosenberg Investment Management LLC
Four Orinda Way, Building E
Orinda, California 94563

ADMINISTRATOR, TRANSFER AGENT AND
DIVIDEND PAYING AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN OF ASSETS
Custodial Trust Company
101 Carnegie Center
Princeton, New Jersey 08540


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, California 94105-2119

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

SHAREHOLDER SERVICES
1.866.452.8387  Class 2

This report is for the information of the shareholders of the Laudus Rosenberg VIT Value Long/Short Equity Fund. Its use in connection with any offering of the Trust's shares is authorized only in case of concurrent or prior delivery of the current prospectus.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     NOT APPLICABLE - DISCLOSURE ONLY REQUIRED FOR ANNUAL REPORTS.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) NOT APPLICABLE - DISCLOSURE ONLY REQUIRED FOR ANNUAL REPORTS.

3(a)(2) NOT APPLICABLE - DISCLOSURE ONLY REQUIRED FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - DISCLOSURES ONLY REQUIRED FOR ANNUAL REPORTS.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE FOR TRUST - NOT A LISTED REGISTRANT.

ITEM 6.   SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE - COMPLETE SCHEDULE OF INVESTMENTS IS INCLUDED IN ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE - DISCLOSURE ONLY REQUIRED FOR CLOSED-END FUNDS.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to
Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE - DISCLOSURE ONLY REQUIRED FOR CLOSED-END FUNDS AND AFFILIATED PURCHASERS.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NO MATERIAL CHANGES.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

          (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Laudus Variable Insurance Trust
            --------------------------------------------------------------------

By (Signature and Title)*    /s/ Troy A. Sheets, CFO            Troy A. Sheets
                         -------------------------------------------------------

Date    8/23/04
    -------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Troy A. Sheets, CFO            Troy A. Sheets
                         -------------------------------------------------------

Date    8/23/04
    -------------------------------

By (Signature and Title)*   /s/ Jana D. Thompson, President     Jana D. Thompson
                         -------------------------------------------------------

Date    8/23/04
    -------------------------------

* Print the name and title of each signing officer under his or her signature.